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                             n/i numeric investors
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                                 [LOGO OMITTED]
                             n/i numeric investors
                              Emerging Growth Fund


                                 [LOGO OMITTED]
                             n/i numeric investors
                                  Growth Fund


                                 [LOGO OMITTED]
                             n/i numeric investors
                                  Mid Cap Fund


                                 [LOGO OMITTED]
                             n/i numeric investors
                              Small Cap Value Fund



                                 Annual Report
                                August 31, 2002

                                 [LOGO OMITTED]
                              n/i numeric investors
                                 family of funds

                              EMERGING GROWTH FUND
                         (FORMERLY THE "MICRO CAP FUND")
                                   GROWTH FUND
                                  MID CAP FUND
                              SMALL CAP VALUE FUND

                                ADVISER'S REPORT




October 25, 2002


Dear Shareholder:


As your Funds' adviser, Numeric Investors L.P.(R) is pleased to report the annual results for the N/I NUMERIC INVESTORS FAMILY OF FUNDS (the "Funds") for the fiscal year ended August 31, 2002.

Before we begin our discussion of returns and market conditions, we remind you that one of our funds, the n/i Micro Cap Fund, changed its name to the n/i Emerging Growth Fund at the end of July. This was done to comply with a recent SEC directive that requires that a fund's name precisely describe its investment objective. The Micro Cap Fund changed its name to permit the Fund to continue to also invest in SMALL CAP growth stocks that are larger than "microcap." This name change allows the Fund to continue to pursue the same investment strategy that it has since inception, and to benchmark itself against the Russell 2000 Growth Index. Nothing has changed but the name of the Fund.

SUCCESS OF OUR FUNDS


The second six months of our funds' fiscal year, extending from March 1, 2002 through August 31, 2002, saw a continuation of the bear market in U.S. equities that began more than two years ago. All four of our funds were able to produce better returns than their benchmarks over this six-month period, but the severely declining markets prevented any of the funds from producing positive ABSOLUTE returns. The table below compares our funds' returns with the returns of their benchmarks over several periods of interest.

TOTAL RETURNS

                                                                                                              AVERAGE
                                 SIX MONTHS          SIX MONTHS          ONE YEAR          FIVE YEARS         ANNUAL
                                    ENDED               ENDED              ENDED              ENDED        RETURN SINCE
                              FEBRUARY 28, 2002    AUGUST 31, 2002    AUGUST 31, 2002    AUGUST 31, 2002   INCEPTION(3)
                              -----------------    ---------------    ---------------    ---------------   ------------
EMERGING GROWTH FUND                  1.41%             (8.52)%            (7.23)%           7.19%            13.28%
Russell 2000 Growth Index           (4.56)%            (22.49)%           (26.02)%         (6.70)%           (4.53)%

GROWTH FUND                         (0.10)%            (13.37)%           (13.45)%         (0.55)%             4.56%
Russell 2500 Growth Index           (4.63)%            (21.12)%           (24.77)%         (3.50)%           (0.86)%

MID CAP FUND                          2.98%            (11.13)%            (8.48)%           4.78%            10.00%
S&P 400 Index                         2.90%            (11.80)%            (9.24)%           8.35%            11.65%
Russell Mid Cap Index                 1.36%            (13.01)%           (11.82)%           3.99%             7.57%

SMALL CAP VALUE FUND                 13.65%             (0.30)%             13.31%            N.A.            18.80%
Russell 2000 Value Index              5.85%            (10.82)%            (5.60)%            N.A.             6.97%

SIX-MONTH RESULTS


The prior table shows that our funds posted modest losses during the second half of the past fiscal year, ranging from just -0.3% for the Small Cap Value Fund to -13.4% for the Growth Fund. The table also confirms that the market overall was even less hospitable. The benchmarks that apply to our Funds produced losses ranging from -10.8% for the Russell 2000 Value Index to -22.5% for the Russell 2000 Growth Index over this six-month period.


You are aware that Numeric tends to focus more on the added value, or excess return, of its funds than on their absolute return. From that perspective, the second half of the past fiscal year was an excellent period for our funds. All of our funds were able to beat their benchmarks, with Emerging Growth, Small Cap Value, Growth and Midcap adding 14.0%, 10.5%, 7.8% and 0.7% respectively. It is sometimes said that "you can't eat alpha," meaning that a POSITIVE excess return is not a complete antidote to a NEGATIVE absolute return. This is true over any period in which you must sell your investment. However for the long haul, we believe that adding value as often as possible, even in down markets, leads to higher ultimate wealth and long-term rates of return. Numeric understands that investors have an option of investing in index funds. We believe that we must add value versus the index to justify your continued business.


FULL-YEAR RESULTS


For the full fiscal year ended August 31st, the funds' total returns ranged from +13.3% for the Small Cap Value Fund to -13.5% for the Growth Fund, with three of the four funds producing negative total returns. We believe that the range in returns of our funds reflects the market's continued strong bias in favor of value stocks over growth stocks, plus significant positive excess returns for three of our four funds, and the pervasive bear market of the past 2+ years.


Compared to the market environment of the last twelve months, the funds' returns were much stronger. Growth stocks were especially hard hit, as evidenced by the -26.0% and -24.8% returns of the Russell 2000 and 2500 Growth Indices, respectively. Our Emerging Growth and Growth Funds were able to beat these negative twelve-month returns by 18.8% and 11.3% respectively. We regard this as excellent relative performance. Similarly, our Small Cap Value Fund was able to swim against the tide of an ebbing market to produce 18.9% positive excess returns and convert a falling market environment into satisfactory absolute returns. Only our Midcap Fund continued to produce only modest excess returns of +0.8% versus its official S&P Midcap Index. Compared to its true opportunity set, as represented by the Russell Midcap Index, the Fund's excess return of +3.3% was more gratifying to us.


MARKET COMMENTARY


Throughout the last fiscal year, we remained trapped in a bear market that continued to maul investors. The bear's growl became even fiercer following the terrorist attacks of September 11th last year. By the end of our fiscal year (August 31st), valuation levels had dropped to a level where the forecast earnings yield from stocks (as measured using consensus earnings forecasts applied to the S&P 500) is now much higher than the current yield of the 10-year Treasury Note. For most of the past twenty-plus years, the forecast earnings yield of the market was lower than this Treasury Note, because investors assume that stocks will provide an additional return from growth that is not available from the fixed coupon of a Treasury debt interest. This relationship between the T-Note and the market's earnings yield, sometimes referred to as the Fed Model, suggests that stocks are historically cheap compared to their normal relationship with government debt. At such moments in the past, investors have been rewarded by favoring stocks over bonds. Thus history suggests that despite all the doom and gloom, this may prove to be a good time to invest in U.S. equities.

Conversely there exist three reasons why a prudent investor might remain cautious. First, we remain in the aftermath of the extraordinary Internet and megacap bubbles that ran valuations to irrational levels as recently as three years ago. History suggests that there is normally a fall-out following a financial mania that impacts the stock market and the real economy and could completely overwhelm normal cyclical relationships and patterns. Thus the market could appear cheap and likely to rebound purely on the basis of attractive valuations, but "it's different this time" (to paraphrase bubble-speak), just because we recently experienced the bubble.


Second, the market remains concerned about the level and quality of earnings, especially following the accounting revelations of the past year. Our analysis suggests however, that this issue may be fading as third-quarter earnings reports follow closely the historically normal patterns of mild downgrades, on average. Said differently, earnings reports are not so extraordinarily weak as to justify the extraordinarily low price of the market.


Third, the market remains concerned about terrorism, Iraq, snipers in our midst and moral lapses by our business and religious leaders. These sour elements have been thoroughly discussed by your favorite pundits so we will not embellish this topic further here, except to assert that these issues collectively restrain animal spirits and can contribute to a cautious and somber market.


COMMENTS ON OUR PERFORMANCE


As already discussed, three of our four Funds were able to trounce the returns of their benchmarks over the prior six and twelve months and even the fourth fund had a modest victory. It is our belief that the source of our excess returns is always our stock-selection models, because we never time markets or sectors. That last year was so successful from the perspective of RELATIVE returns can only be explained by our models.


This leads to the question, "why were the models so successful last year?" We have never been able to explain with any mathematical precision why our process performs well or poorly over a particular period, but we perceive an intuitive relationship that we will share with you. Our models are based on rational investor behavior. Our models identify errors in market pricing that the market should correct. Other models see information in trends in earnings estimates or tell-tales in financial statements that allow us to anticipate where favorable or unfavorable information flow is likely to occur. We perceive that our models are especially effective in cautious, somber market environments where earnings are paramount and speculative frenzies are absent. Conversely our models will fail to add value in speculative environments where earnings don't matter, "it's different this time," and extreme valuation differentials not only fail to correct but widen further. The bear market of the past 2+ years has been a market of increasing skepticism and caution, whether reacting to a business cycle that is struggling or digesting the aftermath of the bubbles. Just because the market has been so cold-blooded and rational, our processes have prospered. Although we caution that the next statement could well be incorrect, we think it unlikely that the U.S. equity market will experience another bubble anytime soon. If the market's tone remains cautious and sober as we expect, we are optimistic that our models' recent efficacy may continue into the future.


COMMENTS ON OUR PROCESS


Numeric is constantly working to improve its stock-selection process to enhance its informational advantage in the stock market. Two research innovations of the past year deserve mention. One already has been added to the investment process for the growth-oriented Growth and Emerging Growth Funds. We expect to add the second innovation to our Small Cap Value Fund shortly.

Numeric has identified a new "information-flow" variable called "Short Interest" that simulations show has successfully selected stocks that tend to produce earnings disappointments and resultant weak stock returns, at least in the past. Short interest measures the amount of a stock's float that has been sold short by investors who are betting that the stock will fall in price either because it is overvalued or because there is something fishy going on in the company that the market doesn't realize yet. Short selling is not for the faint-of-heart however, because a stock sold short could more than double in price, causing the short seller to lose more than 100% of the original investment. Furthermore, short sellers must develop their information with little cooperation from the company, so their insights can be quite original and significant. Our analysis indicates that short interest is evidence, on average, of great conviction and unique research.


Our research has shown that Short Interest is an especially effective stock-selection tool among the more speculative, smaller cap companies with the highest growth expectations. Thus Short Interest has been added to the investment process for our Growth and Emerging Growth Funds, to recognize which companies are most heavily shorted, and therefore which our Funds should avoid.


The second innovation is our newfound ability to analyze real estate investment trusts (called REITs for short). Because REITs are primarily pools of real estate, quantitative STOCK analysts generally have avoided analyzing them and investing in them. The financial structure of a REIT is very different than a business making a product or providing a service. Our inability to analyze or invest in REITs has created a potential problem for our Small Cap Value Fund because REITs comprise more than ten percent of the Fund's benchmark, the Russell 2000 Value Index. To have no exposure to REITs because we could not analyze them leaves the portfolio underweighted and unable to seek profits from this area. In fact REITs have been among the strongest performing industries in the market for much of the past two years. Fortunately, our underexposure to this segment has not stopped the Fund from generating returns that compare favorably with most other funds in this market segment. Nonetheless we are delighted now to be able to analyze this important segment of the market. We expect to allow the Small Cap Value Fund to begin investing in REITs in the next few months, as soon as our systems are modified to add this new "industry."


COMMENTS ON YOUR FUNDS


You may have noticed that our Emerging Growth and Small Cap Value Funds have not always been open for new investment when you wanted them to be, especially in the recent past. This is because we are vigilant in limiting our assets under management in each of our strategies so that we can prevent transaction costs from consuming too much of our investment insight. Last spring, money poured into the Small Cap Value Fund as market-timers chased one of the few areas of the market still going up, and our excellent returns relative to other Small Cap Value funds put this fund in the spotlight. That our funds carry no loads made them further attractive to short-term investors. In mid-April, the Fund was closed to all new investment when assets in the Fund and a related institutional portfolio reached the target level. We received a number of calls from disappointed investors who were too late to invest in this winning fund.


No sooner had we closed the Fund than the market dropped and many of the short-term investors sold their positions, despite continuing good performance relative to the small cap value benchmark. As a result, we re-opened the Fund to accommodate the demand that had been there so urgently just two months before. Now, several months later, the Fund is close to closing again to new investors as inflows continue.


Similarly, the Emerging Growth (then called Microcap) Fund was reopened last spring after some market timers exited the fund, but has since been closed again because of flows into related institutional portfolios.

It remains a continuing challenge for us to provide the liquidity that investors seek while still protecting the interests of our long-term investors who realize that a Numeric fund is best able to add value for them gradually and consistently over time, in bear markets or bull. We recently increased the redemption fee to investors, who exit the funds within a year of their investment, to discourage such investors from investing with us. The redemption fee is paid into the fund to compensate our long-term investors for the cost of providing liquidity to the impatient and opportunistic investors who are timing an investment style or a market. To the extent that you are one of our long-term investors, we believe you should benefit by keeping the hot money crowd away.


IN SUMMARY

The fiscal year ending August 31, 2002 was a tumultuous period for the markets, beginning with the terrorist attacks and concluding with continued weakness in the markets and (perhaps) the economy. Looking back a decade from now, we expect that investors will conclude that today's market represented good value and that investors will be pleased (or will wish) that they were invested in the market at the present time. Also looking back, we intend that investors in N/I NUMERIC INVESTORS FAMILY OF FUNDS will conclude that Numeric managed these funds in the best interest of their shareholders. Hopefully our investors also will observe that substantial value had been added along the way. We cannot guarantee any of these outcomes of course, but we will do our best to make it happen.


Thank you for your patronage last year.


Sincerely,




/S/ L. B. Wheeler

Langdon B. Wheeler, CFA
President & Chief Investment Officer
Numeric Investors L.P.(R)

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                              n/i numeric investors
                                 family of funds

                              EMERGING GROWTH FUND
                         (FORMERLY THE "MICRO CAP FUND")

             Comparison of Change in Value of $10,000 Investment in
 N/I NUMERIC INVESTORS Emerging Growth Fund(1)(2) vs. Russell 2000 Growth Index


[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA USED IN PRINTED GRAPHIC AS FOLLOWS:

         Emerging Growth Fund       Russell 2000 Growth Index
6/3/96         $10,000.00                  $10,000.00
8/31/96        $ 9,725.00                  $ 8,815.78
11/30/96       $11,392.00                  $ 9,116.86
2/28/97        $11,426.00                  $ 8,951.58
5/31/97        $12,194.00                  $ 9,459.02
8/31/97        $15,405.00                  $10,588.80
11/30/97       $15,547.00                  $10,490.90
2/28/98        $16,354.00                  $11,272.10
5/31/98        $16,188.60                  $10,958.10
8/31/98        $12,209.80                  $ 7,803.93
11/30/98       $16,225.30                  $ 9,745.00
2/28/99        $16,109.00                  $10,089.00
5/31/99        $17,588.80                  $11,372.80
8/31/99        $19,058.10                  $11,167.80
11/30/99       $20,974.70                  $12,908.80
2/29/00        $27,971.00                  $18,544.10
5/31/00        $24,620.10                  $13,612.10
8/31/00        $29,429.10                  $15,531.90
11/30/00       $22,517.80                  $11,099.70
2/28/01        $22,942.30                  $10,987.00
5/31/01        $24,382.90                  $11,470.50
8/31/01        $23,496.00                  $10,105.00
11/30/01       $23,034.60                  $10,065.20
2/28/02        $23,828.20                  $ 9,644.14
5/31/02        $25,378.60                  $ 9,655.97
8/31/02        $21,797.90                  $ 7,475.47


                       ---------------------------------------------
                          Emerging Growth Fund           $21,798
                          Russell 2000 Growth Index      $ 7,475
                       ---------------------------------------------

-------------------------------------------------------------------------------
                                 Total Returns

                                                         AVERAGE ANNUAL
                                                  ------------------------------
                                ONE YEAR ENDED    FIVE YEARS ENDED     SINCE
                                AUGUST 31, 2002   AUGUST 31, 2002   INCEPTION(3)
                                ---------------   ----------------  ------------
Emerging Growth Fund                  (7.23)%           7.19%         13.28%
Russell 2000 Growth Index            (26.02)%          (6.70)%        (4.53)%
--------------------------------------------------------------------------------


-----------------------
(1) The chart assumes a hypothetical $10,000 initial investment in the Fund and reflects Fund expenses. Investors should note that the Fund is an aggressively managed mutual fund while the index is unmanaged, does not incur expenses and is not available for investment.
(2) Numeric Investors L.P.(R) waived a portion of its advisory fee and agreed to reimburse a portion of the Fund's operating expenses, as necessary, to maintain the expense limitation as set forth in the notes to the financial statements. Total returns shown include fee waivers and expense reimbursements, if any; total returns would have been lower had there been no assumption of fees and expenses in excess of expense limitations.
(3) For the period June 3, 1996 (commencement of operations) through August 31, 2002.

                                 [LOGO OMITTED]
                              n/i numeric investors
                                 family of funds

                                   GROWTH FUND

             Comparison of Change in Value of $10,000 Investment in
      N/I NUMERIC INVESTORS Growth Fund(1)(2) vs. Russell 2500 Growth Index


[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA USED IN PRINTED GRAPHIC AS FOLLOWS:


              Growth Fund    Russell 2500 Growth Index
6/3/96        $10,000.00             $10,000.00
8/31/96       $ 9,867.00             $ 9,144.23
11/30/96      $10,925.00             $ 9,672.72
2/28/97       $10,575.00             $ 9,572.28
5/31/97       $11,384.00             $10,059.70
8/31/97       $13,585.00             $11,326.70
11/30/97      $13,402.00             $11,195.70
2/28/98       $13,754.00             $11,953.80
5/31/98       $13,111.50             $11,707.00
8/31/98       $ 9,640.78             $ 8,434.27
11/30/98      $11,931.00             $10,490.00
2/28/99       $12,040.00             $10,872.50
5/31/99       $13,385.20             $12,413.50
8/31/99       $14,731.00             $12,738.50
11/30/99      $16,998.70             $15,044.10
2/29/00       $23,591.20             $22,342.20
5/31/00       $20,132.70             $16,929.20
8/31/00       $24,027.40             $19,890.30
11/30/00      $16,929.40             $14,128.40
2/28/01       $15,982.40             $13,511.00
5/31/01       $16,579.80             $14,248.80
8/31/01       $15,269.00             $12,599.30
11/30/01      $15,079.10             $12,683.20
2/28/02       $15,254.00             $12,016.00
5/31/02       $15,807.60             $11,920.20
8/31/02       $13,214.30             $ 9,477.83


                  ---------------------------------------------

                       Growth Fund                   $13,214
                       Russell 2500 Growth Index     $ 9,478
                  ---------------------------------------------

-------------------------------------------------------------------------------
                                 Total Returns

                                                         AVERAGE ANNUAL
                                                  ------------------------------
                                ONE YEAR ENDED    FIVE YEARS ENDED     SINCE
                                AUGUST 31, 2002   AUGUST 31, 2002   INCEPTION(3)
                                ---------------   ----------------  ------------
Growth Fund                          (13.45)%          (0.55)%          4.56%
Russell 2500 Growth Index            (24.77)%          (3.50)%         (0.86)%
--------------------------------------------------------------------------------


-----------------------
(1) The chart assumes a hypothetical $10,000 initial investment in the Fund and reflects Fund expenses. Investors should note that the Fund is an aggressively managed mutual fund while the index is unmanaged, does not incur expenses and is not available for investment.
(2) Numeric Investors L.P.(R) waived a portion of its advisory fee and agreed to reimburse a portion of the Fund's operating expenses, as necessary, to maintain the expense limitation as set forth in the notes to the financial statements. Total returns shown include fee waivers and expense reimbursements, if any; total returns would have been lower had there been no assumption of fees and expenses in excess of expense limitations.
(3) For the period June 3, 1996 (commencement of operations) through August 31, 2002.

                                 [LOGO OMITTED]
                              n/i numeric investors
                                 family of funds

                                  MID CAP FUND

             Comparison of Change in Value of $10,000 Investment in
        N/I NUMERIC INVESTORS Mid Cap Fund(1)(2) vs. S&P MidCap 400 Index


[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA USED IN PRINTED GRAPHIC AS FOLLOWS:


               Mid Cap Fund      S&P MidCap 400 Index
6/3/96         $10,000.00            $10,000.00
8/31/96        $ 9,633.00            $ 9,713.02
11/30/96       $11,158.00            $10,738.20
2/28/97        $11,334.00            $11,061.90
5/31/97        $12,397.00            $11,814.80
8/31/97        $14,364.00            $13,333.30
11/30/97       $14,732.00            $13,687.60
2/28/98        $16,232.00            $15,103.50
5/31/98        $16,684.70            $15,350.20
8/31/98        $13,076.40            $12,084.40
11/30/98       $15,492.00            $15,108.60
2/28/99        $16,127.80            $15,421.30
5/31/99        $18,002.70            $17,177.30
8/31/99        $18,518.00            $17,105.10
11/30/99       $19,355.20            $18,336.10
2/29/00        $20,491.50            $20,198.70
5/31/00        $21,665.30            $20,862.10
8/31/00        $24,000.40            $23,903.20
11/30/00       $20,722.90            $21,204.10
2/28/01        $20,783.10            $22,011.40
5/31/01        $21,521.10            $23,149.80
8/31/01        $19,819.30            $21,970.10
11/30/01       $19,243.10            $21,583.90
2/28/02        $20,408.90            $22,609.20
5/31/02        $21,181.10            $23,705.70
8/31/02        $18,137.90            $19,935.00


                    ------------------------------------------
                       Mid Cap Fund                 $18,138
                       S&P MidCap 400 Index         $19,935
                    ------------------------------------------

--------------------------------------------------------------------------------
                                 Total Returns

                                                        AVERAGE ANNUAL
                                              ---------------------------------
                            ONE YEAR ENDED    FIVE YEARS ENDED        SINCE
                            AUGUST 31, 2002   AUGUST 31, 2002      INCEPTION(3)
                            ---------------   ----------------     ------------
Mid Cap Fund                    (8.48)%            4.78%              10.00%
S&P MidCap 400 Index            (9.24)%            8.35%              11.65%
--------------------------------------------------------------------------------


-----------------------
(1) The chart assumes a hypothetical $10,000 initial investment in the Fund and reflects Fund expenses. Investors should note that the Fund is an aggressively managed mutual fund while the index is unmanaged, does not incur expenses and is not available for investment.
(2) Numeric Investors L.P.(R) waived a portion of its advisory fee and agreed to reimburse a portion of the Fund's operating expenses, as necessary, to maintain the expense limitation as set forth in the notes to the financial statements. Total returns shown include fee waivers and expense reimbursements, if any; total returns would have been lower had there been no assumption of fees and expenses in excess of expense limitations.
(3) For the period June 3, 1996 (commencement of operations) through August 31, 2002.

                                 [LOGO OMITTED]
                              n/i numeric investors
                                 family of funds

                              SMALL CAP VALUE FUND

             Comparison of Change in Value of $10,000 Investment in
  N/I NUMERIC INVESTORS Small Cap Value Fund(1)(2) vs. Russell 2000 Value Index


[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA USED IN PRINTED GRAPHIC AS FOLLOWS:


              Small Cap Value Fund       Russell 2000 Value Index
11/30/98            $10,000.00                $10,000.00
2/28/99             $ 9,383.33                $ 9,391.36
5/31/99             $10,866.70                $10,555.00
8/31/99             $10,716.70                $10,287.40
11/30/99            $10,044.40                $9,931.40
2/29/00             $ 9,353.96                $10,577.20
5/31/00             $10,772.70                $10,526.00
8/31/00             $12,210.30                $11,694.50
11/30/00            $12,503.30                $11,351.10
2/28/01             $14,560.00                $12,899.90
5/31/01             $15,975.90                $13,622.00
8/31/01             $16,846.40                $13,804.30
11/30/01            $16,688.30                $13,506.70
2/28/02             $19,145.20                $14,613.20
5/31/02             $21,568.00                $15,721.80
8/31/02             $19,088.50                $12,877.00

             --------------------------------------------------
                  Small Cap Value Fund           $19,089
                  Russell 2000 Value Index       $12,877
             --------------------------------------------------

-------------------------------------------------------------------------------
                                 Total Returns

                                   ONE YEAR ENDED          AVERAGE
                                   AUGUST 31, 2002         ANNUAL(3)
                                   ---------------         ---------
Small Cap Value Fund                   13.31%               18.80%
Russell 2000 Value Index               (5.60)%               6.97%
-------------------------------------------------------------------------------


-----------------------
(1) The chart assumes a hypothetical $10,000 initial investment in the Fund and reflects Fund expenses. Investors should note that the Fund is an aggressively managed mutual fund while the index is unmanaged, does not incur expenses and is not available for investment.
(2) Numeric Investors L.P.(R) waived a portion of its advisory fee and agreed to reimburse a portion of the Fund's operating expenses, as necessary, to maintain the expense limitation as set forth in the notes to the financial statements. Total returns shown include fee waivers and expense reimbursements, if any; total returns would have been lower had there been no assumption of fees and expenses in excess of expense limitations.
(3) For the period November 30, 1998 (commencement of operations) through August 31, 2002.

                                 [LOGO OMITTED]
                              n/i numeric investors
                                 family of funds

                              EMERGING GROWTH FUND
                         (FORMERLY THE "MICRO CAP FUND")
                            PORTFOLIO OF INVESTMENTS
                                 AUGUST 31, 2002

--------------------------------------------------------------------------------
                                                                      VALUE
 SHARES                                                              (NOTE 1)
--------------------------------------------------------------------------------
          COMMON STOCKS--96.2%
          ADVERTISING--0.3%
 4,100    Arbitron Inc.* ..................................       $   135,300
10,400    ValueVision Media, Inc., Class A* ...............           147,992
                                                                  -----------
                                                                      283,292
                                                                  -----------
          AEROSPACE & DEFENSE--0.4%
 7,900    BE Aerospace, Inc.* .............................            62,805
15,100    MTC Technologies, Inc.* .........................           317,100
                                                                  -----------
                                                                      379,905
                                                                  -----------
          AIRLINES--1.0%
18,800    Atlantic Coast Airlines Holdings, Inc.* .........           232,744
55,700    ExpressJet Holdings, Inc.* ......................           637,765
 7,400    SkyWest, Inc. ...................................           115,351
                                                                  -----------
                                                                      985,860
                                                                  -----------
          APPAREL--0.7%
51,700    Phillips-Van Heusen Corp. .......................           646,250
                                                                  -----------
          AUTOMOBILE PARTS & EQUIPMENT--1.2%
27,120    ArvinMeritor, Inc. ..............................           634,337
 4,200    Oshkosh Truck Corp. .............................           236,670
 9,100    Spartan Motors, Inc. ............................            98,280
 9,200    Stoneridge, Inc.* ...............................           156,400
                                                                  -----------
                                                                    1,125,687
                                                                  -----------
          BANKS--2.5%
 1,500    Cathay Bancorp, Inc. ............................            64,200
27,227    First BanCorp ...................................         1,124,475
13,400    Irwin Financial Corp. ...........................           243,880
11,400    Pacific Capital Bancorp .........................           304,722
28,035    R&G Financial Corp., Class B ....................           661,065
                                                                  -----------
                                                                    2,398,342
                                                                  -----------
          BIOTECH--1.0%
 7,100    Adolor Corp.* ...................................           102,879
 2,400    Atrix Laboratories, Inc.* .......................            42,000
 5,049    Martek Biosciences Corp.* .......................            90,882
 3,267    Neurocrine Biosciences, Inc.* ...................           116,599
 8,888    Scios Inc.* .....................................           213,845
 9,667    Texas Biotechnology Corp.* ......................            24,651
 4,439    Transkaryotic Therapies, Inc.* ..................           153,767
 4,526    Trimeris, Inc.* .................................           205,933
                                                                  -----------
                                                                      950,556
                                                                  -----------


--------------------------------------------------------------------------------
                                                                      VALUE
 SHARES                                                              (NOTE 1)
--------------------------------------------------------------------------------
          BUILDING SUPPLIES--1.5%
50,440    Building Materials Holding Corp.* ...............       $   683,966
19,000    Genlyte Group Inc., (The)* ......................           734,350
                                                                  -----------
                                                                    1,418,316
                                                                  -----------
          CHEMICALS - SPECIALTY--0.9%
42,200    MacDermid, Inc. .................................           871,008
                                                                  -----------
          COMMERCIAL SERVICES--0.8%
29,600    Coinstar, Inc.* .................................           799,200
                                                                  -----------
          COMPUTER NETWORKING PRODUCTS--1.4%
46,800    NetScreen Technologies, Inc.* ...................           558,324
41,700    SafeNet, Inc.* ..................................           761,025
                                                                  -----------
                                                                    1,319,349
                                                                  -----------
          COMPUTER PERIPHERALS--2.7%
53,200    Iomega Corp.* ...................................           644,784
111,300   Pinnacle Systems, Inc.* .........................         1,049,559
105,700   Sonic Solutions* ................................           887,880
                                                                  -----------
                                                                    2,582,223
                                                                  -----------
          COMPUTER SERVICES--0.8%
35,000    Anteon International Corp.* .....................           796,250
                                                                  -----------
          COMPUTER SOFTWARE--2.6%
12,200    Hyperion Solutions Corp.* .......................           276,940
46,500    Inter-Tel, Inc. .................................         1,105,770
46,500    Take-Two Interactive Software, Inc.* ............         1,167,150
                                                                  -----------
                                                                    2,549,860
                                                                  -----------
          CONSUMER PRODUCTS--1.8%
17,700    Angelica Corp. ..................................           294,705
57,900    Applica Inc. ....................................           383,298
11,200    Blyth, Inc. .....................................           331,184
 8,200    Dial Corp. (The) ................................           165,722
20,900    Helen of Troy Ltd.* .............................           249,964
 9,900    Russ Berrie and Co., Inc. .......................           332,838
                                                                  -----------
                                                                    1,757,711
                                                                  -----------
          DATA PROCESSING--1.1%
35,700    FileNET Corp.* ..................................           484,806
41,300    PracticeWorks, Inc.* ............................           627,760
                                                                  -----------
                                                                    1,112,566
                                                                  -----------
          ELECTRICAL EQUIPMENT--0.8%
 9,800    A.O. Smith Corp. ................................           298,410
23,800    Littelfuse, Inc.* ...............................           477,904
                                                                  -----------
                                                                      776,314
                                                                  -----------

The accompanying notes are an integral part of the financial statements.

                                [LOGO OMITTED]
                              n/i numeric investors
                                 family of funds

                             EMERGING GROWTH FUND
                       (FORMERLY THE "MICRO CAP FUND")
                     PORTFOLIO OF INVESTMENTS (CONTINUED)
                               AUGUST 31, 2002

--------------------------------------------------------------------------------
                                                                      VALUE
 SHARES                                                              (NOTE 1)
--------------------------------------------------------------------------------
          ELECTRONIC COMPONENTS & ACCESSORIES--6.4%
24,200    AMETEK, Inc. ....................................       $   832,480
29,100    Artisan Components, Inc.* .......................           266,847
34,100    Benchmark Electronics, Inc.* ....................           866,140
44,800    California Micro Devices Corp.* .................           300,160
42,300    DSP Group, Inc.* ................................           768,168
47,300    Exar Corp.* .....................................           703,824
25,100    InVision Technologies, Inc.* ....................           856,663
54,700    OmniVision Technologies, Inc.* ..................           492,300
32,400    OSI Systems, Inc.* ..............................           569,916
20,800    Rogers Corp.* ...................................           572,000
                                                                  -----------
                                                                    6,228,498
                                                                  -----------
          ELECTRONIC MEASUREMENTS - INSTRUMENTS--0.5%
33,800    Itron, Inc.* ....................................           456,638
 1,300    MTS Systems Corp. ...............................            15,054
 3,900    OpticNet Inc.*/** ...............................                --
                                                                  -----------
                                                                      471,692
                                                                  -----------
          ENERGY--1.0%
72,800    Headwaters Inc.* ................................           975,520
                                                                  -----------
          FINANCIAL SERVICES--2.6%
57,800    American Home Mortgage Holdings, Inc. ...........           689,554
29,355    IndyMac Bancorp, Inc.* ..........................           669,294
31,600    New Century Financial Corp. .....................           971,384
 9,800    WFS Financial Inc.* .............................           188,160
                                                                  -----------
                                                                    2,518,392
                                                                  -----------
          FOOD & AGRICULTURE--2.5%
 5,700    Chiquita Brands International, Inc.* ............            93,195
86,000    Del Monte Foods Co.* ............................           909,020
26,083    Fresh Del Monte Produce Inc. ....................           708,154
18,500    Performance Food Group Co.* .....................           641,025
 6,400    Sanderson Farms, Inc. ...........................           113,280
                                                                  -----------
                                                                    2,464,674
                                                                  -----------
          HAZARDOUS WASTE MANAGEMENT--0.8%
12,700    Clean Harbors, Inc.* ............................           127,761
22,284    Stericycle, Inc.* ...............................           691,695
                                                                  -----------
                                                                      819,456
                                                                  -----------
          HEALTH CARE--2.1%
26,400    AMERIGROUP Corp.* ...............................           791,736
23,500    Curative Health Services, Inc.* .................           325,240
 5,300    Genesis Health Ventures, Inc.* ..................            79,765
42,348    Sierra Health Services, Inc.* ...................           818,163
                                                                  -----------
                                                                    2,014,904
                                                                  -----------

--------------------------------------------------------------------------------
                                                                      VALUE
 SHARES                                                              (NOTE 1)
--------------------------------------------------------------------------------
          HOSPITALS--1.9%
33,600    Pediatrix Medical Group, Inc.* ..................       $ 1,128,624
23,600    United Surgical Partners International, Inc.* ...           681,332
                                                                  -----------
                                                                    1,809,956
                                                                  -----------
          HOTELS & MOTELS--0.8%
31,670    Choice Hotels International, Inc.* ..............           734,427
                                                                  -----------
          INSURANCE - HEALTH & LIFE--0.6%
33,800    UICI* ...........................................           598,260
                                                                  -----------
          INSURANCE - PROPERTY & CASUALTY--1.9%
34,800    American National Financial, Inc. ...............           514,692
28,300    Arch Capital Group Ltd.* ........................           792,683
10,900    LandAmerica Financial Group, Inc. ...............           394,580
 6,600    PXRE Group Ltd. .................................           153,450
                                                                  -----------
                                                                    1,855,405
                                                                  -----------
          INTERNET CONTENT--1.8%
32,300    Neoforma, Inc.* .................................           291,346
51,800    NetFlix Inc.* ...................................           679,098
69,900    United Online, Inc.* ............................           804,549
                                                                  -----------
                                                                    1,774,993
                                                                  -----------
          LEISURE & ENTERTAINMENT--2.3%
21,278    Action Performance Companies, Inc.* .............           688,769
39,400    GTECH Holdings Corp.* ...........................           754,510
21,700    Multimedia Games, Inc.* .........................           461,125
14,980    Racing Champions Ertl Corp.* ....................           293,009
                                                                  -----------
                                                                    2,197,413
                                                                  -----------
          MANUFACTURING--4.4%
29,700    Albany International Corp., Class A .............           650,430
16,000    Briggs & Stratton Corp. .........................           628,000
 9,200    Carlisle Companies Inc. .........................           412,160
 6,900    Federal Signal Corp. ............................           143,382
31,000    Jarden Corp.* ...................................           844,750
 8,000    Matthews International Corp., Class A ...........           194,000
22,900    Shaw Group Inc. (The)* ..........................           383,575
 8,300    Valmont Industries, Inc. ........................           203,350
62,520    Walter Industries, Inc. .........................           806,508
                                                                  -----------
                                                                    4,266,155
                                                                  -----------
          MEDICAL & MEDICAL SERVICES--0.4%
31,700    Prime Medical Services, Inc.* ...................           339,190
                                                                  -----------
          MEDICAL INSTRUMENTS & SUPPLIES--7.7%
30,800    ALARIS Medical, Inc.* ...........................           199,584
47,200    Alliance Imaging, Inc.* .........................           578,200
20,300    Biosite Inc.* ...................................           405,188


The accompanying notes are an integral part of the financial statements.

                                [LOGO OMITTED]
                              n/i numeric investors
                                 family of funds

                             EMERGING GROWTH FUND
                       (FORMERLY THE "MICRO CAP FUND")
                     PORTFOLIO OF INVESTMENTS (CONTINUED)
                               AUGUST 31, 2002

------------------------------------------------------------------------------
                                                                      VALUE
 SHARES                                                              (NOTE 1)
------------------------------------------------------------------------------
          MEDICAL INSTRUMENTS & SUPPLIES--(CONTINUED)
36,900    CONMED Corp.* ...................................        $  701,838
14,391    Henry Schein, Inc.* .............................           719,118
 6,900    IDEXX Laboratories, Inc.* .......................           200,721
 4,656    Landauer, Inc. ..................................           152,298
25,410    Mentor Corp. ....................................           840,054
44,739    Merit Medical Systems, Inc.* ....................           771,748
34,900    Respironics, Inc.* ..............................         1,182,761
37,200    SangStat Medical Corp.* .........................           677,412
44,674    STERIS Corp.* ...................................         1,019,461
                                                                   ----------
                                                                    7,448,383
                                                                   ----------
          MULTIMEDIA/PUBLISHING--0.4%
32,100    Regent Communications, Inc.* ....................           170,130
35,100    Spanish Broadcasting System, Inc., Class A* .....           248,157
                                                                   ----------
                                                                      418,287
                                                                   ----------
          OFFICE & BUSINESS EQUIPMENT--0.3%
12,500    Global Imaging Systems, Inc.* ...................           245,125
                                                                   ----------
          OIL & GAS EQUIPMENT & SERVICES--1.8%
20,100    Hydril Co.* .....................................           547,725
18,620    Oceaneering International, Inc.* ................           460,473
72,700    Oil States International, Inc.* .................           782,979
                                                                   ----------
                                                                    1,791,177
                                                                   ----------
          OIL & GAS FIELD EXPLORATION--1.7%
21,700    Houston Exploration Co. (The)* ..................           642,320
24,675    Patina Oil & Gas Corp. ..........................           687,199
13,800    Plains Resources Inc.* ..........................           334,098
                                                                   ----------
                                                                    1,663,617
                                                                   ----------
          OIL REFINING--0.4%
14,600    Holly Corp. .....................................           250,390
47,400    Tesoro Petroleum Corp.* .........................           171,588
                                                                   ----------
                                                                      421,978
                                                                   ----------
          PHARMACEUTICALS--3.7%
 8,208    American Pharmaceutical Partners, Inc.* .........           124,844
78,200    Endo Pharmaceuticals Holdings Inc.* .............           747,592
30,200    Eon Labs, Inc.* .................................           550,908
43,600    Isis Pharmaceuticals, Inc.* .....................           441,232
52,700    Noven Pharmaceuticals, Inc.* ....................           680,884
38,200    Pharmaceutical Resources, Inc.* .................           998,930
                                                                   ----------
                                                                    3,544,390
                                                                   ----------
          PRINTING--0.7%
18,800    Banta Corp. .....................................           705,752
                                                                   ----------

-----------------------------------------------------------------------------
                                                                      VALUE
 SHARES                                                              (NOTE 1)
-----------------------------------------------------------------------------
          RESIDENTIAL CONSTRUCTION--1.0%
19,992    M/I Schottenstein Homes, Inc. ...................        $  687,725
   800    NVR, Inc.* ......................................           237,200
                                                                   ----------
                                                                      924,925
                                                                   ----------
          RESTAURANTS--0.1%
 3,100    Papa John's International, Inc.* ................            93,744
                                                                   ----------
          RETAIL - AUTOMOBILES--0.8%
65,100    Asbury Automotive Group Inc.* ...................           810,495
                                                                   ----------
          RETAIL - DISCOUNT--0.8%
45,100    Tuesday Morning Corp.* ..........................           742,346
                                                                   ----------
          RETAIL - SPECIALTY--7.6%
54,200    Charming Shoppes, Inc.* .........................           371,812
35,600    GameStop Corp.* .................................           740,480
21,000    Gymboree Corp. (The)* ...........................           334,110
31,300    J. Jill Group Inc.* .............................           784,065
27,500    Jo-Ann Stores, Inc., Class A* ...................           825,000
 1,800    Mothers Work, Inc.* .............................            62,820
48,000    Movie Gallery, Inc.* ............................           666,240
30,800    NBTY, Inc.* .....................................           468,776
 1,900    Payless ShoeSource, Inc.* .......................           100,510
35,200    Regis Corp. .....................................           899,712
 8,600    REX Stores Corp.* ...............................            88,580
 8,200    School Specialty, Inc.* .........................           193,438
46,200    ShopKo Stores, Inc.* ............................           663,432
 3,700    Urban Outfitters, Inc.* .........................            95,793
17,300    World Fuel Services Corp. .......................           331,468
36,500    Yankee Candle Co., Inc. (The)* ..................           701,530
                                                                   ----------
                                                                    7,327,766
                                                                   ----------
          SAVINGS & LOAN ASSOCIATIONS--4.4%
32,000    American Capital Strategies, Ltd. ...............           697,920
 5,700    Community First Bankshares, Inc. ................           155,154
 3,700    Dime Community Bancshares .......................            95,830
23,900    Doral Financial Corp. ...........................         1,013,121
32,000    Flagstar Bancorp, Inc. ..........................           734,400
 7,000    Hudson United Bancorp ...........................           202,160
38,400    Westcorp ........................................           778,368
20,100    WSFS Financial Corp. ............................           621,090
                                                                   ----------
                                                                    4,298,043
                                                                   ----------
          SCHOOLS--2.0%
33,800    Corinthian Colleges, Inc.* ......................         1,259,050
24,300    University of Phoenix Online* ...................           699,354
                                                                   ----------
                                                                    1,958,404
                                                                   ----------


The accompanying notes are an integral part of the financial statements.

                                [LOGO OMITTED]
                              n/i numeric investors
                                 family of funds

                             EMERGING GROWTH FUND
                       (FORMERLY THE "MICRO CAP FUND")
                     PORTFOLIO OF INVESTMENTS (CONCLUDED)
                               AUGUST 31, 2002

------------------------------------------------------------------------------
  PRINCIPAL                                                           VALUE
AMOUNT (000'S)                                                      (NOTE 1)
------------------------------------------------------------------------------
           SEMICONDUCTORS--4.0%
 19,200    Asyst Technologies, Inc.* .......................       $   172,224
 19,300    CoorsTek, Inc.* .................................           414,950
 57,200    ESS Technology, Inc.* ...........................           683,540
 50,100    FSI International, Inc.* ........................           220,440
 87,500    Kopin Corp.* ....................................           543,375
113,800    MEMC Electronic Materials, Inc.* ................           415,370
 37,600    Mykrolis Corp.* .................................           272,976
 10,300    RadiSys Corp.* ..................................            74,160
 30,000    Silicon Laboratories Inc.* ......................           677,700
 28,450    Zoran Corp.* ....................................           374,687
                                                                   -----------
                                                                     3,849,422
                                                                   -----------
           SERVICES - EMPLOYMENT AGENCIES--1.9%
 28,200    CDI Corp.* ......................................           767,040
 58,800    Labor Ready, Inc.* ..............................           399,840
 32,532    Right Management Consultants, Inc.* .............           710,824
                                                                   -----------
                                                                     1,877,704
                                                                   -----------
           SERVICES - MANAGEMENT CONSULTING--0.4%
 20,800    Kroll Inc.* .....................................           393,328
                                                                   -----------
           TELECOMMUNICATIONS EQUIPMENT & SERVICES--2.6%
 99,400    Arris Group Inc.* ...............................           383,684
 20,200    Commonwealth Telephone Enterprises, Inc.* .......           772,650
 26,400    Plantronics, Inc.* ..............................           484,704
 22,200    Powerwave Technologies, Inc.* ...................           137,640
 74,800    Tekelec* ........................................           734,461
                                                                   -----------
                                                                     2,513,139
                                                                   -----------
           TOBACCO--1.1%
 15,500    DIMON Inc. ......................................           102,455
 53,060    Standard Commercial Corp. .......................         1,011,324
                                                                   -----------
                                                                     1,113,779
                                                                   -----------
           TRANSPORTATION--1.0%
 14,600    Celadon Group, Inc.* ............................           151,110
 10,000    Covenant Transport, Inc., Class A* ..............           180,300
 12,600    Landstar System, Inc.* ..........................           638,190
                                                                   -----------
                                                                       969,600
                                                                   -----------
           UTILITIES--0.3%
  7,000    UGI Corp. .......................................           246,050
                                                                   -----------
           Total Common Stocks
             (Cost $92,694,756) ............................        93,179,078
                                                                   -----------


------------------------------------------------------------------------------
  PRINCIPAL                                                           VALUE
AMOUNT (000'S)                                                      (NOTE 1)
------------------------------------------------------------------------------

           REPURCHASE AGREEMENT--4.6%
$ 4,473    Bear, Stearns & Co., Inc.
             (Agreement dated 08/30/02 to be
             repurchased at $4,474,324)
             1.82%, 09/03/02
             (Cost $4,473,419) (Note 6) ....................       $ 4,473,419
                                                                   -----------
           Total Investments-- 100.8%
             (Cost $97,168,175) ............................        97,652,497
                                                                   -----------
           Liabilities in Excess of Other
             Assets -- (0.8)% ..............................          (787,386)

           Net Assets -- 100.0% ............................       $96,865,111
                                                                   ===========




-----------
 * Non-income producing.
** Security was delisted on March 13, 2001 and is currently fair valued.




The accompanying notes are an integral part of the financial statements.

                                [LOGO OMITTED]
                              n/i numeric investors
                                 family of funds

                                  GROWTH FUND
                           PORTFOLIO OF INVESTMENTS
                                AUGUST 31, 2002

-----------------------------------------------------------------------------
                                                                      VALUE
 SHARES                                                              (NOTE 1)
-----------------------------------------------------------------------------
           COMMON STOCKS--95.8%
           ADVERTISING--0.1%
    700    Arbitron Inc.* ..................................       $    23,100
                                                                   -----------
           AEROSPACE & DEFENSE--1.0%
  2,700    BE Aerospace, Inc.* .............................            21,465
  1,400    Engineered Support Systems, Inc. ................            76,301
 10,400    Precision Castparts Corp. .......................           236,912
                                                                   -----------
                                                                       334,678
                                                                   -----------
           AIRLINES--1.0%
  4,700    Atlantic Coast Airlines Holdings, Inc.* .........            58,186
 17,200    ExpressJet Holdings, Inc.* ......................           196,940
  4,600    SkyWest, Inc. ...................................            71,705
                                                                   -----------
                                                                       326,831
                                                                   -----------
           APPAREL--2.4%
  7,400    Jones Apparel Group, Inc.* ......................           267,066
  9,900    Kellwood Co. ....................................           246,708
  7,400    Phillips-Van Heusen Corp. .......................            92,500
 10,900    Russell Corp. ...................................           174,182
  3,000    Tommy Hilfiger Corp.* ...........................            36,000
                                                                   -----------
                                                                       816,456
                                                                   -----------
           AUTOMOBILE PARTS & EQUIPMENT--1.8%
 12,000    ArvinMeritor, Inc. ..............................           280,680
 11,200    Dura Automotive Systems, Inc.* ..................           153,440
  1,600    Oshkosh Truck Corp. .............................            90,160
  5,300    Tenneco Automotive Inc.* ........................            32,224
  5,300    Tower Automotive, Inc.* .........................            42,241
                                                                   -----------
                                                                       598,745
                                                                   -----------
           BANKS--0.1%
  2,000    Pacific Capital Bancorp .........................            53,460
                                                                   -----------
           BIOTECH--2.2%
  1,100    Affymetrix, Inc.* ...............................            19,811
  3,800    Alkermes, Inc.* .................................            31,198
    900    Atrix Laboratories, Inc.* .......................            15,750
  1,700    Cephalon, Inc.* .................................            73,950
  2,600    Charles River Laboratories International, Inc.*             102,830
  2,500    CuraGen Corp.* ..................................            14,525
  2,000    Diversa Corp.* ..................................            18,000
  2,200    Enzon, Inc.* ....................................            48,400
  1,500    ICOS Corp.* .....................................            36,420
  2,300    Invitrogen Corp.* ...............................            81,880
  1,400    Myriad Genetics, Inc.* ..........................            24,038
    500    Neurocrine Biosciences, Inc.* ...................            17,845


------------------------------------------------------------------------------
                                                                       VALUE
 SHARES                                                               (NOTE 1)
------------------------------------------------------------------------------
           BIOTECH--(CONTINUED)
  1,300    OSI Pharmaceuticals, Inc.* ......................       $    20,384
  2,300    Scios Inc.* .....................................            55,338
  1,600    Transkaryotic Therapies, Inc.* ..................            55,424
  1,200    Trimeris, Inc.* .................................            54,600
  3,416    Vertex Pharmaceuticals Inc.* ....................            67,978
                                                                   -----------
                                                                       738,371
                                                                   -----------
           BUILDING SUPPLIES--0.5%
  2,900    Genlyte Group Inc., (The)* ......................           112,085
  1,400    York International Corp. ........................            44,660
                                                                   -----------
                                                                       156,745
                                                                   -----------
           CHEMICALS - SPECIALTY--0.2%
  3,200    MacDermid, Inc. .................................            66,048
                                                                   -----------
           COMMERCIAL SERVICES--0.5%
  6,600    Coinstar, Inc.* .................................           178,200
                                                                   -----------
           COMPUTER NETWORKING PRODUCTS--0.3%
  8,600    NetScreen Technologies, Inc.* ...................           102,598
                                                                   -----------
           COMPUTER PERIPHERALS--2.1%
 16,100    Iomega Corp.* ...................................           195,132
 32,800    Pinnacle Systems, Inc.* .........................           309,304
 26,100    Sonic Solutions* ................................           219,240
                                                                   -----------
                                                                       723,676
                                                                   -----------
           COMPUTER SERVICES--0.6%
  8,800    Anteon International Corp.* .....................           200,200
                                                                   -----------
           COMPUTER SOFTWARE--5.9%
 12,300    Activision, Inc.* ...............................           342,801
  3,600    Electronic Arts Inc.* ...........................           227,736
  1,500    Hyperion Solutions Corp.* .......................            34,050
 13,100    Inter-Tel, Inc. .................................           311,518
  5,592    McAfee.com Corp.* ...............................            93,107
  7,900    Symantec Corp.* .................................           225,940
  7,900    Synopsys, Inc.* .................................           340,885
 17,100    Take-Two Interactive Software, Inc.* ............           429,210
                                                                   -----------
                                                                     2,005,247
                                                                   -----------
           CONSUMER PRODUCTS--2.0%
  6,100    Applica Inc. ....................................            40,382
  6,200    Black & Decker Corp. (The) ......................           278,194
  4,100    Blyth, Inc. .....................................           121,237
  3,600    Department 56, Inc.* ............................            46,044
  3,400    Dial Corp. (The) ................................            68,714
 11,100    Playtex Products, Inc.* .........................           121,545
                                                                   -----------
                                                                       676,116
                                                                   -----------

The accompanying notes are an integral part of the financial statements.

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                              n/i numeric investors
                                 family of funds

                                  GROWTH FUND
                     PORTFOLIO OF INVESTMENTS (CONTINUED)
                                AUGUST 31, 2002

-----------------------------------------------------------------------------
                                                                      VALUE
 SHARES                                                              (NOTE 1)
-----------------------------------------------------------------------------
           DATA PROCESSING--0.6%
  5,000    FileNET Corp.* ..................................       $    67,900
  2,800    Global Payments Inc. ............................            78,008
  3,200    PracticeWorks, Inc.* ............................            48,640
                                                                   -----------
                                                                       194,548
                                                                   -----------
           ELECTRICAL EQUIPMENT--0.3%
  2,300    A.O. Smith Corp. ................................            70,035
  1,600    Littelfuse, Inc.* ...............................            32,128
                                                                   -----------
                                                                       102,163
                                                                   -----------
           ELECTRONIC COMPONENTS & ACCESSORIES--5.8%
  9,100    AMETEK, Inc. ....................................           313,040
  8,100    Arrow Electronics, Inc.* ........................           131,949
 12,000    Benchmark Electronics, Inc.* ....................           304,800
 11,000    DSP Group, Inc.* ................................           199,760
 14,200    Exar Corp.* .....................................           211,296
  9,400    InVision Technologies, Inc.* ....................           320,822
 14,300    Marvell Technology Group Ltd.* ..................           272,558
 10,100    OmniVision Technologies, Inc.* ..................            90,900
  7,900    OSI Systems, Inc.* ..............................           138,961
                                                                   -----------
                                                                     1,984,086
                                                                   -----------
           ELECTRONIC MEASUREMENTS - INSTRUMENTS--0.4%
 11,000    Itron, Inc.* ....................................           148,610
                                                                   -----------
           ENERGY--0.7%
 18,500    Headwaters Inc.* ................................           247,900
                                                                   -----------
           FINANCIAL SERVICES--2.2%
  5,200    American Home Mortgage Holdings, Inc. ...........            62,036
  1,200    H&R Block, Inc. .................................            58,680
  9,800    IndyMac Bancorp, Inc.* ..........................           223,440
 13,500    New Century Financial Corp. .....................           414,990
                                                                   -----------
                                                                       759,146
                                                                   -----------
           FOOD & AGRICULTURE--2.7%
  9,700    Del Monte Foods Co.* ............................           102,529
 12,000    Fresh Del Monte Produce Inc. ....................           325,800
  8,300    Performance Food Group Co.* .....................           287,595
  8,900    Ralcorp Holdings, Inc.* .........................           211,108
                                                                   -----------
                                                                       927,032
                                                                   -----------
           HAZARDOUS WASTE MANAGEMENT--0.9%
   4,200   Clean Harbors, Inc.* ............................            42,251
   8,144   Stericycle, Inc.* ...............................           252,790
                                                                   -----------
                                                                       295,041
                                                                   -----------


------------------------------------------------------------------------------
                                                                      VALUE
 SHARES                                                              (NOTE 1)
------------------------------------------------------------------------------


           HEALTH CARE--2.8%
  5,400    AMERIGROUP Corp.* ...............................       $   161,946
  3,000    Curative Health Services, Inc.* .................            41,520
  5,700    Mid Atlantic Medical Services, Inc.* ............           205,827
  4,400    Oxford Health Plans, Inc.* ......................           178,420
 13,000    Sierra Health Services, Inc.* ...................           251,160
  2,300    Weight Watchers International, Inc.* ............           109,135
                                                                   -----------
                                                                       948,008
                                                                   -----------
           HOSPITALS--1.1%
  9,300    Pediatrix Medical Group, Inc.* ..................           312,387
  1,700    United Surgical Partners International, Inc.* ...            49,079
                                                                   -----------
                                                                       361,466
                                                                   -----------
           HOTELS & MOTELS--0.3%
  4,900    Choice Hotels International, Inc.* ..............           113,631
                                                                   -----------
           INSURANCE - HEALTH & LIFE--0.7%
  5,300    AmerUs Group Co. ................................           169,547
  3,600    UICI* ...........................................            63,720
                                                                   -----------
                                                                       233,267
                                                                   -----------
           INSURANCE - PROPERTY & CASUALTY--1.6%
  4,600    Everest Re Group, Ltd. ..........................           249,320
  2,100    LandAmerica Financial Group, Inc. ...............            76,020
  6,750    W. R. Berkley Corp. .............................           227,205
                                                                   -----------
                                                                       552,545
                                                                   -----------
           INTERNET CONTENT--1.3%
  1,000    Hotels.Com, Class A* ............................            41,640
 13,200    NetFlix Inc.* ...................................           173,052
 19,500    United Online, Inc.* ............................           224,445
                                                                   -----------
                                                                       439,137
                                                                   -----------
           INVESTMENT MANAGEMENT--0.6%
  4,800    BlackRock, Inc.* ................................           212,400
                                                                   -----------
           LEISURE & ENTERTAINMENT--2.0%
  6,450    Action Performance Companies, Inc.* .............           208,787
  3,900    Aztar Corp.* ....................................            55,770
 13,800    GTECH Holdings Corp.* ...........................           264,270
  3,600    Multimedia Games, Inc.* .........................            76,500
    900    Polaris Industries Inc. .........................            66,015
                                                                   -----------
                                                                       671,342
                                                                   -----------
           MACHINERY--0.1%
  1,800    Terex Corp. .....................................            35,370
                                                                   -----------


The accompanying notes are an integral part of the financial statements.

                                [LOGO OMITTED]
                              n/i numeric investors
                                 family of funds

                                  GROWTH FUND
                     PORTFOLIO OF INVESTMENTS (CONTINUED)
                                AUGUST 31, 2002

------------------------------------------------------------------------------
                                                                      VALUE
 SHARES                                                              (NOTE 1)
------------------------------------------------------------------------------
           MANUFACTURING--4.3%
  8,400    Albany International Corp., Class A .............       $   183,960
  5,700    Briggs & Stratton Corp. .........................           223,725
  3,000    Carlisle Companies Inc. .........................           134,400
  1,700    Federal Signal Corp. ............................            35,326
 14,100    Intermet Corp. ..................................           135,219
 10,400    Jarden Corp.* ...................................           283,400
  6,900    La-Z-Boy Inc. ...................................           170,775
  1,300    Matthews International Corp., Class A ...........            31,525
 11,900    Shaw Group Inc. (The)* ..........................           199,325
  6,100    Walter Industries, Inc. .........................            78,690
                                                                   -----------
                                                                     1,476,345
                                                                   -----------
           MEDICAL & MEDICAL SERVICES--0.3%
  3,000    Kindred Healthcare, Inc.* .......................           112,380
                                                                   -----------
           MEDICAL INSTRUMENTS & SUPPLIES--9.2%
  5,900    Biosite Inc.* ...................................           117,764
  3,900    CONMED Corp.* ...................................            74,178
  6,900    DENTSPLY International Inc. .....................           273,723
 12,300    Fisher Scientific International Inc.* ...........           353,748
  7,000    Henry Schein, Inc.* .............................           349,790
  4,620    Mentor Corp. ....................................           152,737
 12,075    Merit Medical Systems, Inc.* ....................           208,294
 10,300    Respironics, Inc.* ..............................           349,067
  8,900    SangStat Medical Corp.* .........................           162,069
  6,600    St. Jude Medical, Inc.* .........................           245,586
 17,400    STERIS Corp.* ...................................           397,068
 10,400    Varian Medical Systems, Inc.* ...................           442,312
                                                                   -----------
                                                                     3,126,336
                                                                   -----------
           METALS--0.2%
  9,600    USEC Inc. .......................................            72,480
                                                                   -----------
           MULTIMEDIA/PUBLISHING--0.9%
  6,700    Spanish Broadcasting System, Inc., Class A* .....            47,369
  7,500    Westwood One, Inc.* .............................           261,975
                                                                   -----------
                                                                       309,344
                                                                   -----------
           OFFICE & BUSINESS EQUIPMENT--1.0%
  3,400    Global Imaging Systems, Inc.* ...................            66,674
  8,800    Ingram Micro Inc., Class A* .....................           120,120
  4,800    Tech Data Corp.* ................................           158,736
                                                                   -----------
                                                                       345,530
                                                                   -----------
           OIL & GAS EQUIPMENT & SERVICES--2.3%
  2,800    Hydril Co.* .....................................            76,300
  2,300    Kinder Morgan, Inc. .............................            94,737
  7,558    Oceaneering International, Inc.* ................           186,909

------------------------------------------------------------------------------
                                                                      VALUE
 SHARES                                                              (NOTE 1)
------------------------------------------------------------------------------
           OIL & GAS EQUIPMENT & SERVICES--(CONTINUED)
  2,400    Tidewater Inc. ..................................       $    68,400
 19,400    Varco International, Inc.* ......................           342,022
                                                                   -----------
                                                                       768,368
                                                                   -----------
           OIL & GAS FIELD EXPLORATION--1.7%
  4,400    Houston Exploration Co. (The)* ..................           130,240
  1,100    Newfield Exploration Co.* .......................            37,290
  9,850    Patina Oil & Gas Corp. ..........................           274,323
  2,700    Plains Resources Inc.* ..........................            65,367
  2,200    Pogo Producing Co. ..............................            72,270
                                                                   -----------
                                                                       579,490
                                                                   -----------
           PAPER & ALLIED PRODUCTS--0.3%
 14,600    Louisiana-Pacific Corp.* ........................           113,150
                                                                   -----------
           PHARMACEUTICALS--3.0%
  4,600    Barr Laboratories, Inc.* ........................           325,266
  7,700    Isis Pharmaceuticals, Inc.* .....................            77,924
  3,800    Mylan Laboratories Inc. .........................           124,070
 14,200    Noven Pharmaceuticals, Inc.* ....................           183,464
 12,100    Pharmaceutical Resources, Inc.* .................           316,415
                                                                   -----------
                                                                     1,027,139
                                                                   -----------
           PRINTING--0.4%
  3,500    Banta Corp. .....................................           131,390
                                                                   -----------
           RESIDENTIAL CONSTRUCTION--1.6%
  2,100    Lennar Corp. ....................................           110,880
  4,500    M/I Schottenstein Homes, Inc. ...................           154,800
    900    NVR, Inc.* ......................................           266,850
                                                                   -----------
                                                                       532,530
                                                                   -----------
           RESTAURANTS--0.1%
  1,600    Lone Star Steakhouse & Saloon, Inc. .............            31,968
                                                                   -----------
           RETAIL - AUTOMOBILES--0.4%
  9,900    Asbury Automotive Group Inc.* ...................           123,255
                                                                   -----------
           RETAIL - DISCOUNT--1.1%
  9,900    Big Lots, Inc.* .................................           166,815
 11,900    Tuesday Morning Corp.* ..........................           195,874
                                                                   -----------
                                                                       362,689
                                                                   -----------
           RETAIL - SPECIALTY--7.4%
  8,200    GameStop Corp.* .................................           170,560
  2,600    Gymboree Corp. (The)* ...........................            41,366
  8,100    J. Jill Group Inc.* .............................           202,905
  7,900    Jo-Ann Stores, Inc., Class A* ...................           237,000
 15,800    Movie Gallery, Inc.* ............................           219,304


The accompanying notes are an integral part of the financial statements.

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                                 family of funds

                                  GROWTH FUND
                     PORTFOLIO OF INVESTMENTS (CONCLUDED)
                                AUGUST 31, 2002
------------------------------------------------------------------------------
                                                                      VALUE
 SHARES                                                              (NOTE 1)
------------------------------------------------------------------------------
           RETAIL - SPECIALTY--(CONTINUED)
    700    Payless ShoeSource, Inc.* .......................       $    37,030
  9,600    PETsMART, Inc.* .................................           160,416
 10,000    Reebok International Ltd.* ......................           244,600
 10,500    Regis Corp. .....................................           268,380
  8,600    Ross Stores, Inc. ...............................           310,546
 10,900    Saks Inc.* ......................................           115,758
  2,400    School Specialty, Inc.* .........................            56,616
 14,900    ShopKo Stores, Inc.* ............................           213,964
  2,500    Staples, Inc.* ..................................            34,750
 10,100    Yankee Candle Co., Inc. (The)* ..................           194,122
                                                                   -----------
                                                                     2,507,317
                                                                   -----------
           SAVINGS & LOAN ASSOCIATIONS--5.9%
  7,800    American Capital Strategies, Ltd. ...............           170,118
  9,400    Doral Financial Corp. ...........................           398,466
  4,400    FirstFed Financial Corp.* .......................           124,300
 11,900    Flagstar Bancorp, Inc. ..........................           273,105
  4,200    Greater Bay Bancorp .............................           105,840
  6,700    GreenPoint Financial Corp. ......................           341,700
  4,600    Hudson United Bancorp ...........................           132,848
  2,300    New York Community Bancorp, Inc. ................            71,783
  1,200    Provident Financial Group, Inc. .................            34,752
  8,400    Webster Financial Corp. .........................           320,376
  2,000    Westcorp ........................................            40,540
                                                                   -----------
                                                                     2,013,828
                                                                   -----------
           SCHOOLS--2.2%
  4,500    Career Education Corp.* .........................           200,655
 10,100    Corinthian Colleges, Inc.* ......................           376,225
  5,633    University of Phoenix Online* ...................           162,118
                                                                   -----------
                                                                       738,998
                                                                   -----------
           SEMICONDUCTORS--2.2%
  2,800    Asyst Technologies, Inc.* .......................            25,116
 20,400    ESS Technology, Inc.* ...........................           243,780
  4,437    Intersil Corp., Class A* ........................            75,074
 14,500    Kopin Corp.* ....................................            90,045
  4,600    Mykrolis Corp.* .................................            33,396
  5,600    Oak Technology, Inc.* ...........................            24,472
  5,100    Silicon Laboratories Inc.* ......................           115,209
 11,350    Zoran Corp.* ....................................           149,480
                                                                   -----------
                                                                       756,572
                                                                   -----------
           SERVICES - EMPLOYMENT AGENCIES--1.5%
  5,400    CDI Corp.* ......................................           146,880
 12,900    Labor Ready, Inc.* ..............................            87,720
 12,412    Right Management Consultants, Inc.* .............           271,202
                                                                   -----------
                                                                       505,802
                                                                   -----------

------------------------------------------------------------------------------
                                                                      VALUE
 SHARES                                                              (NOTE 1)
------------------------------------------------------------------------------
           SERVICES - MANAGEMENT CONSULTING--0.5%
    700    Hewitt Associates, Inc., Class A* ...............       $    19,726
  8,300    Kroll Inc.* .....................................           156,953
                                                                   -----------
                                                                       176,679
                                                                   -----------
           STEEL--0.7%
 16,600    United States Steel Corp. .......................           227,918
                                                                   -----------
           TELECOMMUNICATIONS EQUIPMENT & SERVICES--1.8%
 30,200    Arris Group Inc.* ...............................           116,572
  2,000    Commonwealth Telephone Enterprises, Inc.* .......            76,500
  7,400    Plantronics, Inc.* ..............................           135,864
 13,900    Tekelec* ........................................           136,484
 12,350    UTStarcom, Inc.* ................................           163,020
                                                                   -----------
                                                                       628,440
                                                                   -----------
           TOBACCO--0.9%
  6,200    Loews Corp. - Carolina Group ....................           160,580
  7,700    Standard Commercial Corp. .......................           146,762
                                                                   -----------
                                                                       307,342
                                                                   -----------
           TRANSPORTATION--0.7%
  5,000    Landstar System, Inc.* ..........................           253,250
                                                                   -----------
           UTILITIES--0.4%
  6,300    NorthWestern Corp. ..............................            80,325
  2,100    UGI Corp. .......................................            73,815
                                                                   -----------
                                                                       154,140
                                                                   -----------
           Total Common Stocks
             (Cost $34,055,407) ............................        32,608,843
                                                                   -----------

  PRINCIPAL
AMOUNT (000'S)
--------------
           REPURCHASE AGREEMENT--5.0%
$ 1,698    Bear, Stearns & Co. Inc.
             (Agreement dated 08/30/02 to be
             repurchased at $1,698,291)
             1.82 %, 09/03/02
             (Cost $1,697,947) (Note 6) ....................         1,697,947
                                                                   -----------
           Total Investments -- 100.8%
             (Cost $35,753,354) ............................        34,306,790
                                                                   -----------
           Liabilities in Excess of Other
             Assets -- (0.8)% ..............................          (272,913)
                                                                   -----------
           Net Assets -- 100.0% ............................       $34,033,877
                                                                   ===========


-----------
  * Non-income producing.


The accompanying notes are an integral part of the financial statements.

                                [LOGO OMITTED]
                              n/i numeric investors
                                 family of funds

                                 MID CAP FUND
                           PORTFOLIO OF INVESTMENTS
                                AUGUST 31, 2002

------------------------------------------------------------------------------
                                                                      VALUE
 SHARES                                                              (NOTE 1)
------------------------------------------------------------------------------
           COMMON STOCKS--98.5%
           AIRLINES--0.4%
  6,400    AMR Corp.* ......................................       $    65,216
  1,800    Delta Air Lines, Inc. ...........................            31,626
                                                                   -----------
                                                                        96,842
                                                                   -----------
           APPAREL--2.3%
  6,900    Jones Apparel Group, Inc.* ......................           249,021
  6,400    Tommy Hilfiger Corp.* ...........................            76,800
  6,300    V. F. Corp. .....................................           255,843
                                                                   -----------
                                                                       581,664
                                                                   -----------
           AUTOMOBILE--1.0%
  5,100    General Motors Corp. ............................           244,086
                                                                   -----------
           AUTOMOBILE PARTS & EQUIPMENT--3.9%
 12,800    ArvinMeritor, Inc. ..............................           299,392
  7,700    Lear Corp.* .....................................           358,820
  1,800    Oshkosh Truck Corp. .............................           101,430
 18,500    Visteon Corp. ...................................           210,715
                                                                   -----------
                                                                       970,357
                                                                   -----------
           BANKS--2.5%
  1,800    Comerica Inc. ...................................           105,300
    800    Compass Bancshares, Inc. ........................            26,872
  7,900    National City Corp. .............................           246,243
  6,700    Washington Mutual, Inc. .........................           253,327
                                                                   -----------
                                                                       631,742
                                                                   -----------
           BUILDING SUPPLIES--0.5%
  3,600    York International Corp. ........................           114,840
                                                                   -----------
           CHEMICALS - SPECIALTY--1.5%
  4,400    Lubrizol Corp. (The) ............................           137,280
  9,200    Sherwin-Williams Co. (The) ......................           248,400
                                                                   -----------
                                                                       385,680
                                                                   -----------
           COMPUTER NETWORKING PRODUCTS--1.0%
  8,600    Emulex Corp.* ...................................           145,168
  3,200    QLogic Corp.* ...................................           107,360
                                                                   -----------
                                                                       252,528
                                                                   -----------
           COMPUTER SOFTWARE--4.8%
 11,100    Activision, Inc.* ...............................           309,357
  4,100    Electronic Arts Inc.* ...........................           259,366
  2,700    NetIQ Corp.* ....................................            52,380
 12,000    Symantec Corp.* .................................           343,200
  5,300    Synopsys, Inc.* .................................           228,695
                                                                   -----------
                                                                     1,192,998
                                                                   -----------

------------------------------------------------------------------------------
                                                                      VALUE
 SHARES                                                              (NOTE 1)
------------------------------------------------------------------------------
           CONSUMER PRODUCTS--2.2%
  5,300    Black & Decker Corp. (The) ......................       $   237,811
  1,500    Blyth, Inc. .....................................            44,355
  4,500    Dial Corp. (The) ................................            90,945
  3,600    Fortune Brands, Inc. ............................           188,892
                                                                   -----------
                                                                       562,003
                                                                   -----------
           DATA PROCESSING--0.7%
  3,800    Affiliated Computer Services, Inc., Class A* ....           169,100
                                                                   -----------
           ELECTRICAL EQUIPMENT--0.4%
  3,500    Hubbell Inc., Class B ...........................           112,350
                                                                   -----------
           ELECTRONIC COMPONENTS & ACCESSORIES--1.1%
 12,100    Marvell Technology Group Ltd.* ..................           230,626
  2,900    Vishay Intertechnology, Inc.* ...................            41,528
                                                                   -----------
                                                                       272,154
                                                                   -----------
           ENGINEERING--0.7%
  6,800    Fluor Corp. - (New) .............................           188,088
                                                                   -----------
           FINANCIAL SERVICES--1.5%
  5,600    Capital One Financial Corp. .....................           199,752
  2,300    H&R Block, Inc. .................................           112,470
  2,000    Household International, Inc. ...................            72,220
                                                                   -----------
                                                                       384,442
                                                                   -----------
           FOOD & AGRICULTURE--4.1%
  9,800    ConAgra Foods, Inc. .............................           257,642
  4,100    Dole Food Co., Inc. .............................           111,520
  9,400    Fresh Del Monte Produce Inc. ....................           255,210
  5,700    Sara Lee Corp. ..................................           105,108
 16,000    Tyson Foods, Inc., Class A ......................           198,720
  5,900    Winn-Dixie Stores, Inc. .........................            95,285
                                                                   -----------
                                                                     1,023,485
                                                                   -----------
           HAZARDOUS WASTE MANAGEMENT--1.4%
 16,800    Republic Services, Inc.* ........................           346,080
                                                                   -----------
           HEALTH CARE--2.4%
  8,400    Oxford Health Plans, Inc.* ......................           340,620
  3,500    WellPoint Health Networks Inc.* .................           260,295
                                                                   -----------
                                                                       600,915
                                                                   -----------
           INSURANCE - HEALTH & LIFE--0.7%
  7,300    UnumProvident Corp. .............................           169,068
                                                                   -----------
           INSURANCE - PROPERTY & CASUALTY--3.7%
  4,400    ACE Limited .....................................           139,964
  5,300    American Financial Group, Inc. ..................           132,606


The accompanying notes are an integral part of the financial statements.

                                [LOGO OMITTED]
                              n/i numeric investors
                                 family of funds

                                 MID CAP FUND
                     PORTFOLIO OF INVESTMENTS (CONTINUED)
                                AUGUST 31, 2002

------------------------------------------------------------------------------
                                                                      VALUE
 SHARES                                                              (NOTE 1)
------------------------------------------------------------------------------
           INSURANCE - PROPERTY & CASUALTY--(CONTINUED)
  2,700    CNA Financial Corp.* ............................       $    74,007
 12,600    Old Republic International Corp. ................           404,460
  5,000    Travelers Property Casualty Corp., Class A* .....            78,600
  3,100    W. R. Berkley Corp. .............................           104,346
                                                                   -----------
                                                                       933,983
                                                                   -----------
           INVESTMENT MANAGEMENT--1.0%
    600    Affiliated Managers Group, Inc.* ................            31,440
  4,900    BlackRock, Inc.* ................................           216,825
                                                                   -----------
                                                                       248,265
                                                                   -----------
           LEISURE & ENTERTAINMENT--2.8%
 15,400    GTECH Holdings Corp.* ...........................           294,910
    600    Harley-Davidson, Inc. ...........................            29,538
  2,500    International Game Technology* ..................           161,700
 10,800    Mattel, Inc. ....................................           209,844
                                                                   -----------
                                                                       695,992
                                                                   -----------
           MANUFACTURING--1.8%
  3,500    Pentair, Inc. ...................................           152,040
  2,400    Shaw Group Inc. (The)* ..........................            40,200
  3,200    Textron, Inc. ...................................           124,320
  2,100    United Technologies Corp. .......................           124,719
                                                                   -----------
                                                                       441,279
                                                                   -----------
           MEDICAL & MEDICAL SERVICES--1.6%
  6,500    Express Scripts, Inc., Class A* .................           312,000
  2,200    Manor Care, Inc.* ...............................            51,568
  1,400    Renal Care Group, Inc.* .........................            45,962
                                                                   -----------
                                                                       409,530
                                                                   -----------
           MEDICAL INSTRUMENTS & SUPPLIES--8.8%
  7,200    Becton, Dickinson & Co. .........................           219,816
  4,600    DENTSPLY International Inc. .....................           182,482
  7,000    Fisher Scientific International Inc.* ...........           201,320
  6,400    Henry Schein, Inc.* .............................           319,808
  4,500    Hillenbrand Industries, Inc. ....................           265,590
  2,800    Laboratory Corp. of America Holdings* ...........            88,060
  7,800    Respironics, Inc.* ..............................           264,342
  4,100    St. Jude Medical, Inc.* .........................           152,561
 13,400    STERIS Corp.* ...................................           305,788
  2,400    Varian Medical Systems, Inc.* ...................           102,072
  3,000    Zimmer Holdings, Inc.* ..........................           110,700
                                                                   -----------
                                                                     2,212,539
                                                                   -----------

------------------------------------------------------------------------------
                                                                      VALUE
 SHARES                                                              (NOTE 1)
------------------------------------------------------------------------------
           MULTIMEDIA/PUBLISHING--2.5%
  3,400    Fox Entertainment Group, Inc., Class A* .........       $    75,922
  8,900    Hearst-Argyle Television, Inc.* .................           186,544
 10,600    Westwood One, Inc.* .............................           370,258
                                                                   -----------
                                                                       632,724
                                                                   -----------
           OFFICE & BUSINESS EQUIPMENT--0.7%
 15,100    IKON Office Solutions, Inc. .....................           139,675
    800    Tech Data Corp.* ................................            26,456
                                                                   -----------
                                                                       166,131
                                                                   -----------
           OIL & GAS EQUIPMENT & SERVICES--2.6%
  3,100    Kinder Morgan, Inc. .............................           127,689
  7,400    Tidewater Inc. ..................................           210,900
 18,300    Varco International, Inc.* ......................           322,629
                                                                   -----------
                                                                       661,218
                                                                   -----------
           OIL & GAS FIELD EXPLORATION--3.7%
  1,400    Amerada Hess Corp. ..............................           102,340
  2,300    Devon Energy Corp. ..............................           108,100
  4,300    Kerr-McGee Corp. ................................           201,455
 10,500    Marathon Oil Corp. ..............................           259,875
  7,700    Unocal Corp. ....................................           254,639
                                                                   -----------
                                                                       926,409
                                                                   -----------
           OIL REFINING--1.4%
  3,700    Sunoco, Inc. ....................................           131,276
  6,600    Valero Energy Corp. .............................           214,302
                                                                   -----------
                                                                       345,578
                                                                   -----------
           PAPER & ALLIED PRODUCTS--1.2%
 11,800    Georgia-Pacific Corp. ...........................           248,390
  4,500    Smurfit-Stone Container Corp.* ..................            63,090
                                                                   -----------
                                                                       311,480
                                                                   -----------
           PHARMACEUTICALS--1.8%
  4,400    Barr Laboratories, Inc.* ........................           311,124
  4,700    Mylan Laboratories Inc. .........................           153,455
                                                                   -----------
                                                                       464,579
                                                                   -----------
           PHOTOGRAPHIC EQUIPMENT--0.6%
  5,300    Eastman Kodak Co. ...............................           161,862
                                                                   -----------
           RESIDENTIAL CONSTRUCTION--1.9%
  4,800    KB HOME .........................................           230,160
    800    NVR, Inc.* ......................................           237,200
                                                                   -----------
                                                                       467,360
                                                                   -----------


The accompanying notes are an integral part of the financial statements.

                                [LOGO OMITTED]
                              n/i numeric investors
                                 family of funds

                                 MID CAP FUND
                     PORTFOLIO OF INVESTMENTS (CONCLUDED)
                                AUGUST 31, 2002

------------------------------------------------------------------------------
                                                                      VALUE
 SHARES                                                              (NOTE 1)
------------------------------------------------------------------------------
           RETAIL - SPECIALTY--4.3%
  3,900    GameStop Corp.* .................................       $    81,120
 11,400    NBTY, Inc.* .....................................           173,508
  3,100    RadioShack Corp. ................................            67,549
  5,100    Reebok International Ltd.* ......................           124,746
  5,000    Rent-A-Center, Inc.* ............................           273,200
  9,800    Staples, Inc.* ..................................           136,220
 11,300    Yankee Candle Co., Inc. (The)* ..................           217,186
                                                                   -----------
                                                                     1,073,529
                                                                   -----------
           SAVINGS & LOAN ASSOCIATIONS--11.5%
  4,900    American Capital Strategies, Ltd. ...............           106,869
  9,000    AmSouth Bancorp .................................           202,230
 15,200    Banknorth Group, Inc. ...........................           396,416
  5,900    Doral Financial Corp. ...........................           250,101
 11,800    Greater Bay Bancorp .............................           297,360
  8,600    GreenPoint Financial Corp. ......................           438,600
  3,100    Hudson United Bancorp ...........................            89,528
 12,000    New York Community Bancorp, Inc. ................           374,520
 13,800    Roslyn Bancorp, Inc. ............................           307,326
  8,600    Webster Financial Corp. .........................           328,004
  4,700    Westcorp ........................................            95,269
                                                                   -----------
                                                                     2,886,223
                                                                   -----------
           SEMICONDUCTORS--2.1%
  5,200    Applied Materials, Inc.* ........................            69,472
  7,800    Broadcom Corp., Class A* ........................           128,622
  5,200    Lam Research Corp.* .............................            60,476
 26,400    LSI Logic Corp.* ................................           193,512
  1,200    Semtech Corp.* ..................................            15,852
  2,800    Varian Semiconductor Equipment
             Associates, Inc.* .............................            58,576
                                                                   -----------
                                                                       526,510
                                                                   -----------
           SERVICES - MANAGEMENT CONSULTING--0.5%
  4,900    Accenture Ltd., Class A* ........................            80,605
  1,400    Hewitt Associates, Inc., Class A* ...............            39,452
                                                                   -----------
                                                                       120,057
                                                                   -----------
           STEEL--1.0%
 17,800    United States Steel Corp. .......................           244,394
                                                                   -----------
           TELECOMMUNICATIONS--1.4%
  5,400    PanAmSat Corp.* .................................           101,520
  3,700    QUALCOMM Inc.* ..................................           102,527
 11,700    Sprint Corp. - Fon Group ........................           135,720
                                                                   -----------
                                                                       339,767
                                                                   -----------

------------------------------------------------------------------------------
                                                                      VALUE
 SHARES                                                              (NOTE 1)
------------------------------------------------------------------------------
           TELECOMMUNICATIONS EQUIPMENT & SERVICES--0.8%
  6,500    Nextel Communications, Inc., Class A* ...........       $    49,465
 11,200    UTStarcom, Inc.* ................................           147,840
                                                                   -----------
                                                                       197,305
                                                                   -----------
           TOBACCO--0.4%
  3,900    Loews Corp. - Carolina Group ....................           101,010
                                                                   -----------
           TRANSPORTATION--1.9%
  2,800    Burlington Northern Santa Fe Corp. ..............            80,528
  6,600    Ryder System, Inc. ..............................           172,524
  3,900    Union Pacific Corp. .............................           236,145
                                                                   -----------
                                                                       489,197
                                                                   -----------
           UTILITIES--4.9%
  9,800    AGL Resources Inc. ..............................           225,204
 10,500    CMS Energy Corp. ................................           110,880
 10,900    Great Plains Energy Inc. ........................           227,483
  1,400    KeySpan Corp. ...................................            49,056
 10,600    Reliant Energy, Inc. ............................           125,610
  4,700    Sempra Energy ...................................           112,847
  5,000    TECO Energy, Inc. ...............................            98,750
 11,200    Wisconsin Energy Corp. ..........................           284,592
                                                                   -----------
                                                                     1,234,422
                                                                   -----------
           WHOLESALE - GROCERIES & GENERAL LINE--0.5%
  6,400    SUPERVALU INC. ..................................           132,928
                                                                   -----------
           Total Common Stocks
             (Cost $25,937,214) ............................        24,722,693
                                                                   -----------

  PRINCIPAL
AMOUNT (000'S)
--------------
           REPURCHASE AGREEMENT--2.5%
$  630     Bear, Stearns & Co. Inc.
             (Agreement dated 08/30/02 to be
             repurchased at $629,833)
             1.82%, 09/03/02
             (Cost $629,706) (Note 6) ......................           629,706
                                                                   -----------
           Total Investments -- 101.0%
             (Cost $26,566,920) ............................        25,352,399
                                                                   -----------
           Liabilities in Excess of Other
             Assets -- (1.0)% ..............................          (243,570)
                                                                   -----------
           Net Assets -- 100.0% ............................       $25,108,829
                                                                   ===========


-----------
  * Non-income producing.


The accompanying notes are an integral part of the financial statements.

                                [LOGO OMITTED]
                               n/i numeric investors
                                 family of funds

                             SMALL CAP VALUE FUND
                           PORTFOLIO OF INVESTMENTS
                                AUGUST 31, 2002

------------------------------------------------------------------------------
                                                                      VALUE
 SHARES                                                              (NOTE 1)
------------------------------------------------------------------------------
           COMMON STOCKS--97.2%
           AEROSPACE & DEFENSE--1.2%
 47,500    BE Aerospace, Inc.* .............................       $   377,625
  1,000    Engineered Support Systems, Inc. ................            54,501
 52,200    Kaman Corp., Class A ............................           585,684
 22,300    Precision Castparts Corp. .......................           507,994
                                                                   -----------
                                                                     1,525,804
                                                                   -----------
           AIRLINES--1.5%
 37,300    Atlantic Coast Airlines Holdings, Inc.* .........           461,774
 76,400    ExpressJet Holdings, Inc.* ......................           874,780
 42,400    SkyWest, Inc. ...................................           660,931
                                                                   -----------
                                                                     1,997,485
                                                                   -----------
           APPAREL--1.7%
 49,000    Kellwood Co. ....................................         1,221,080
 17,200    Phillips-Van Heusen Corp. .......................           215,000
 51,600    Russell Corp. ...................................           824,568
                                                                   -----------
                                                                     2,260,648
                                                                   -----------
           AUTOMOBILE PARTS & EQUIPMENT--3.4%
 72,300    ArvinMeritor, Inc. ..............................         1,691,097
  2,200    BorgWarner, Inc. ................................           132,528
 51,999    Dura Automotive Systems, Inc.* ..................           712,386
 28,130    Oshkosh Truck Corp. .............................         1,585,126
 18,100    Spartan Motors, Inc. ............................           195,480
 15,300    Tenneco Automotive Inc.* ........................            93,024
                                                                   -----------
                                                                     4,409,641
                                                                   -----------
           BANKS--3.5%
  2,400    Bank of the Ozarks, Inc. ........................            63,168
  7,300    Cathay Bancorp, Inc. ............................           312,440
 12,800    Community Bank System, Inc. .....................           393,600
 25,100    First BanCorp ...................................         1,036,630
 15,400    Gold Banc Corporation, Inc. .....................           152,922
  3,200    Independent Bank Corp. ..........................           104,160
 35,500    Pacific Capital Bancorp .........................           948,915
 55,500    R&G Financial Corp., Class B ....................         1,308,690
 11,800    Susquehanna Bancshares, Inc. ....................           275,412
                                                                   -----------
                                                                     4,595,937
                                                                   -----------
           BIOTECH--0.2%
  9,800    Applera Corporation - Celera Genomics
             Group* ........................................            92,610
 31,400    ArQule Inc.* ....................................           199,390
                                                                   -----------
                                                                       292,000
                                                                   -----------

------------------------------------------------------------------------------
                                                                      VALUE
 SHARES                                                              (NOTE 1)
------------------------------------------------------------------------------
           BUILDING SUPPLIES--1.4%
 28,000    Building Materials Holding Corp.* ...............       $   379,680
  3,200    Centex Construction Products, Inc. ..............           117,760
 17,600    Culp, Inc.* .....................................           174,240
 21,000    Genlyte Group Inc., (The)* ......................           811,650
  9,800    York International Corp. ........................           312,620
                                                                   -----------
                                                                     1,795,950
                                                                   -----------
           CHEMICALS - BASIC--0.4%
  9,500    Airgas, Inc.* ...................................           146,300
 33,600    PolyOne Corp. ...................................           314,160
                                                                   -----------
                                                                       460,460
                                                                   -----------
           CHEMICALS - SPECIALTY--2.6%
  3,800    Great Lakes Chemical Corp. ......................           109,288
  4,000    Lubrizol Corp. (The) ............................           124,800
 62,200    MacDermid, Inc. .................................         1,283,808
  5,400    Olin Corp. ......................................           102,600
113,900    Wellman, Inc. ...................................         1,715,334
                                                                   -----------
                                                                     3,335,830
                                                                   -----------
           COMMERCIAL SERVICES--0.5%
 39,200    Dollar Thrifty Automotive Group, Inc.* ..........           687,960
                                                                   -----------
           COMPUTER PERIPHERALS--1.4%
 14,100    Hutchinson Technology Inc.* .....................           221,511
 82,000    Iomega Corp.* ...................................           993,840
 68,600    Pinnacle Systems, Inc.* .........................           646,898
                                                                   -----------
                                                                     1,862,249
                                                                   -----------
           COMPUTER SERVICES--0.9%
101,600    Gartner, Inc., Class A* .........................           956,056
 13,700    Tier Technologies, Inc., Class B* ...............           262,081
                                                                   -----------
                                                                     1,218,137
                                                                   -----------
           COMPUTER SOFTWARE--1.3%
 11,700    ManTech International Corp., Class A* ...........           280,215
 14,900    Take-Two Interactive Software, Inc.* ............           373,990
 86,400    TALX Corp. ......................................         1,102,464
                                                                   -----------
                                                                     1,756,669
                                                                   -----------
           CONSUMER PRODUCTS--2.2%
 10,700    American Greetings Corp., Class A ...............           178,690
 28,000    Applica Inc. ....................................           185,360
 14,000    Blyth, Inc. .....................................           413,980
 26,700    Helen of Troy Ltd.* .............................           319,332
  7,700    Libbey Inc. .....................................           234,080
 80,500    Playtex Products, Inc.* .........................           881,475
 19,800    Russ Berrie and Co., Inc. .......................           665,676
                                                                   -----------
                                                                     2,878,593
                                                                   -----------


The accompanying notes are an integral part of the financial statements.

                                [LOGO OMITTED]
                              n/i numeric investors
                                 family of funds

                             SMALL CAP VALUE FUND
                     PORTFOLIO OF INVESTMENTS (CONTINUED)
                                AUGUST 31, 2002

------------------------------------------------------------------------------
                                                                      VALUE
 SHARES                                                              (NOTE 1)
------------------------------------------------------------------------------
           ELECTRICAL EQUIPMENT--1.3%
 49,900    A.O. Smith Corp. ................................       $ 1,519,455
 18,700    Methode Electronics, Inc., Class A ..............           181,203
                                                                   -----------
                                                                     1,700,658
                                                                   -----------
           ELECTRONIC COMPONENTS & ACCESSORIES--2.9%
  6,800    AMETEK, Inc. ....................................           233,920
 37,000    Benchmark Electronics, Inc.* ....................           939,800
 13,300    CTS Corp. .......................................            85,120
 43,100    DSP Group, Inc.* ................................           782,696
 38,600    OSI Systems, Inc.* ..............................           678,974
 28,300    Rogers Corp.* ...................................           778,250
  8,600    Wilson Greatbatch Technologies, Inc.* ...........           239,080
                                                                   -----------
                                                                     3,737,840
                                                                   -----------
           ELECTRONIC MEASUREMENTS - INSTRUMENTS--0.7%
 77,141    MTS Systems Corp. ...............................           893,293
                                                                   -----------
           FINANCIAL SERVICES--2.3%
 33,300    American Home Mortgage Holdings, Inc. ...........           397,269
  7,100    DVI, Inc.* ......................................           106,074
 12,600    IndyMac Bancorp, Inc.* ..........................           287,280
 52,600    New Century Financial Corp. .....................         1,616,924
 45,100    Saxon Capital, Inc.* ............................           635,910
                                                                   -----------
                                                                     3,043,457
                                                                   -----------
           FOOD & AGRICULTURE--4.5%
 24,500    Chiquita Brands International, Inc.* ............           400,575
 38,100    Corn Products International, Inc. ...............         1,066,800
 40,600    Del Monte Foods Co.* ............................           429,142
 60,200    Fresh Del Monte Produce Inc. ....................         1,634,430
  5,500    J & J Snack Foods Corp.* ........................           209,550
 11,100    Nash-Finch Co. ..................................           232,323
 44,900    Ralcorp Holdings, Inc.* .........................         1,065,028
 29,199    Sanderson Farms, Inc. ...........................           516,822
 14,600    Sensient Technologies Corp. .....................           326,602
                                                                   -----------
                                                                     5,881,272
                                                                   -----------
           HEALTH CARE--0.5%
 17,900    AMERIGROUP Corp.* ...............................           536,821
  4,900    Genesis Health Ventures, Inc.* ..................            73,745
                                                                   -----------
                                                                       610,566
                                                                   -----------
           HOSPITALS--0.1%
  2,900    Pediatrix Medical Group, Inc.* ..................            97,411
                                                                   -----------
           HOTELS & MOTELS--0.8%
 47,300    Choice Hotels International, Inc.* ..............         1,096,887
                                                                   -----------

------------------------------------------------------------------------------
                                                                      VALUE
 SHARES                                                              (NOTE 1)
------------------------------------------------------------------------------
           INSURANCE - HEALTH & LIFE--2.7%
 17,000    AmerUs Group Co. ................................       $   543,830
 36,900    Delphi Financial Group, Inc., Class A ...........         1,472,310
 30,200    Reinsurance Group of America, Inc. ..............           862,210
 33,800    UICI* ...........................................           598,260
                                                                   -----------
                                                                     3,476,610
                                                                   -----------
           INSURANCE - PROPERTY & CASUALTY--4.5%
 35,700    American Financial Group, Inc. ..................           893,214
 20,100    Arch Capital Group Ltd.* ........................           563,001
 35,800    LandAmerica Financial Group, Inc. ...............         1,295,960
 59,300    Odyssey Re Holdings Corp. .......................         1,023,518
 15,500    PMA Capital Corp., Class A ......................           290,315
 26,400    PXRE Group Ltd. .................................           613,800
  7,500    Selective Insurance Group, Inc. .................           177,000
 34,800    Stewart Information Services Corp.* .............           622,920
  9,650    W. R. Berkley Corp. .............................           324,819
                                                                   -----------
                                                                     5,804,547
                                                                   -----------
           LEISURE & ENTERTAINMENT--1.4%
 38,300    GTECH Holdings Corp.* ...........................           733,445
 25,000    Multimedia Games, Inc.* .........................           531,250
  7,200    Polaris Industries Inc. .........................           528,120
                                                                   -----------
                                                                     1,792,815
                                                                   -----------
           MACHINERY--0.1%
  7,000    Terex Corp. .....................................           137,550
                                                                   -----------
           MANUFACTURING--8.3%
  3,500    Briggs & Stratton Corp. .........................           137,375
  2,400    Curtiss-Wright Corp. ............................           131,760
 33,400    Federal Signal Corp. ............................           694,052
150,600    Intermet Corp. ..................................         1,444,254
 36,700    Jarden Corp.* ...................................         1,000,075
 45,100    La-Z-Boy Inc. ...................................         1,116,225
  3,300    Lancaster Colony Corp. ..........................           135,927
 32,100    Matthews International Corp., Class A ...........           778,425
 61,300    Milacron Inc. ...................................           419,905
 22,100    Shaw Group Inc. (The)* ..........................           370,175
 10,100    Steel Technologies Inc. .........................           148,672
 26,600    Tecumseh Products Co., Class A ..................         1,293,292
 40,000    Valmont Industries, Inc. ........................           980,000
135,134    Walter Industries, Inc. .........................         1,743,229
  2,500    Woodward Governor Co. ...........................           120,000
 13,800    Worthington Industries, Inc. ....................           244,950
                                                                   -----------
                                                                    10,758,316
                                                                   -----------


The accompanying notes are an integral part of the financial statements.

                                [LOGO OMITTED]
                              n/i numeric investors
                                 family of funds

                             SMALL CAP VALUE FUND
                     PORTFOLIO OF INVESTMENTS (CONTINUED)
                                AUGUST 31, 2002
------------------------------------------------------------------------------
                                                                      VALUE
 SHARES                                                              (NOTE 1)
------------------------------------------------------------------------------
           MEDICAL & MEDICAL SERVICES--1.1%
 16,300    Kindred Healthcare, Inc.* .......................       $   610,598
 56,400    Prime Medical Services, Inc.* ...................           603,480
  6,800    Renal Care Group, Inc.* .........................           223,244
                                                                   -----------
                                                                     1,437,322
                                                                   -----------
           MEDICAL INSTRUMENTS & SUPPLIES--3.2%
 44,700    Alliance Imaging, Inc.* .........................           547,575
  7,640    CONMED Corp.* ...................................           145,313
 10,800    Fisher Scientific International Inc.* ...........           310,608
 18,100    INAMED Corp.* ...................................           424,445
 18,400    Landauer, Inc. ..................................           601,864
 40,500    Mentor Corp. ....................................         1,338,930
 25,400    Respironics, Inc.* ..............................           860,806
                                                                   -----------
                                                                     4,229,541
                                                                   -----------
           METALS--1.2%
 26,700    Cleveland-Cliffs Inc. ...........................           702,744
 12,100    Quanex Corp. ....................................           490,050
 53,500    USEC Inc. .......................................           403,925
                                                                   -----------
                                                                     1,596,719
                                                                   -----------
           MULTIMEDIA/PUBLISHING--0.1%
 24,500    Spanish Broadcasting System, Inc., Class A* .....           173,215
                                                                   -----------
           OFFICE & BUSINESS EQUIPMENT--0.8%
113,200    IKON Office Solutions, Inc. .....................         1,047,100
                                                                   -----------
           OIL & GAS EQUIPMENT & SERVICES--0.3%
 34,000    Oil States International, Inc.* .................           366,180
                                                                   -----------
           OIL & GAS FIELD EXPLORATION--3.0%
 20,100    Houston Exploration Co. (The)* ..................           594,960
 15,800    Newfield Exploration Co.* .......................           535,620
 28,800    Nuevo Energy Co.* ...............................           338,688
 41,800    Patina Oil & Gas Corp. ..........................         1,164,130
 26,500    Plains Resources Inc.* ..........................           641,565
 11,900    Stone Energy Corp.* .............................           404,600
 28,300    Vintage Petroleum, Inc. .........................           286,962
                                                                   -----------
                                                                     3,966,525
                                                                   -----------
           OIL REFINING--0.6%
 48,900    Holly Corp. .....................................           838,635
                                                                   -----------
           PAPER & ALLIED PRODUCTS--1.9%
117,400    Louisiana-Pacific Corp.* ........................           909,850
 11,700    Potlatch Corp. ..................................           362,934
 49,400    Schweitzer-Mauduit International, Inc. ..........         1,212,770
                                                                   -----------
                                                                     2,485,554
                                                                   -----------

------------------------------------------------------------------------------
                                                                      VALUE
 SHARES                                                              (NOTE 1)
------------------------------------------------------------------------------
           PHARMACEUTICALS--0.3%
 37,100    ICN Pharmaceuticals, Inc. .......................       $   376,936
                                                                   -----------
           PRINTING--0.6%
 20,600    Banta Corp. .....................................           773,324
                                                                   -----------
           REAL ESTATE MANAGEMENT--0.3%
 16,600    W. P. Carey & Co. LLC ...........................           399,230
                                                                   -----------
           RESIDENTIAL CONSTRUCTION--1.4%
 11,700    Hovnanian Enterprises, Inc., Class A* ...........           364,104
 38,900    M/I Schottenstein Homes, Inc. ...................         1,338,160
  4,600    Standard Pacific Corp. ..........................           121,210
                                                                   -----------
                                                                     1,823,474
                                                                   -----------
           RESTAURANTS--1.1%
  4,700    Landry's Restaurants, Inc. ......................           102,460
 67,700    Lone Star Steakhouse & Saloon, Inc. .............         1,352,646
                                                                   -----------
                                                                     1,455,106
                                                                   -----------
           RETAIL - AUTOMOBILES--0.5%
 57,000    Asbury Automotive Group Inc.* ...................           709,650
                                                                   -----------
           RETAIL - DISCOUNT--0.6%
 43,800    Tuesday Morning Corp.* ..........................           720,948
                                                                   -----------
           RETAIL - SPECIALTY--4.7%
 27,800    Aaron Rents, Inc. ...............................           579,908
  5,200    GameStop Corp.* .................................           108,160
 26,200    Jo-Ann Stores, Inc., Class A* ...................           786,000
 54,600    Movie Gallery, Inc.* ............................           757,848
 49,100    NBTY, Inc.* .....................................           747,302
 13,800    Reebok International Ltd.* ......................           337,548
 10,600    Regis Corp. .....................................           270,936
  4,760    Rent-A-Center, Inc.* ............................           260,086
  7,800    Saks Inc.* ......................................            82,836
  9,500    School Specialty, Inc.* .........................           224,105
 55,900    ShopKo Stores, Inc.* ............................           802,724
 57,100    World Fuel Services Corp. .......................         1,094,036
  4,500    Zale Corp.* .....................................           136,575
                                                                   -----------
                                                                     6,188,064
                                                                   -----------
           SAVINGS & LOAN ASSOCIATIONS--10.0%
 74,000    American Capital Strategies, Ltd. ...............         1,613,940
 12,800    BankAtlantic Bancorp, Inc., Class A .............           131,200
  5,800    BankUnited Financial Corp., Class A* ............           103,240
 43,800    Community First Bankshares, Inc. ................         1,192,236
  4,100    Dime Bancorp, Inc., Litigation Tracking
             Warrants* .....................................               328
 21,100    Doral Financial Corp. ...........................           894,429


The accompanying notes are an integral part of the financial statements.

                                [LOGO OMITTED]
                              n/i numeric investors
                                 family of funds

                             SMALL CAP VALUE FUND
                     PORTFOLIO OF INVESTMENTS (CONCLUDED)
                                AUGUST 31, 2002
------------------------------------------------------------------------------
                                                                      VALUE
 SHARES                                                              (NOTE 1)
------------------------------------------------------------------------------
           SAVINGS & LOAN ASSOCIATIONS--(CONTINUED)
  2,400    First Essex Bancorp, Inc. .......................       $    78,744
  3,400    First Midwest Bancorp, Inc. .....................            97,580
 29,300    FirstFed Financial Corp.* .......................           827,725
 74,625    Flagstar Bancorp, Inc. ..........................         1,712,644
 60,700    Greater Bay Bancorp .............................         1,529,640
 43,200    Hudson United Bancorp ...........................         1,247,616
  2,500    IBERIABANK Corp. ................................           100,000
 46,900    Republic Bancorp Inc. ...........................           635,495
 16,400    South Financial Group, Inc. (The) ...............           343,580
  9,100    Trustmark Corp. .................................           225,953
 18,600    Webster Financial Corp. .........................           709,404
 51,700    Westcorp ........................................         1,047,959
 18,400    WSFS Financial Corp. ............................           568,560
                                                                   -----------
                                                                    13,060,273
                                                                   -----------
           SEMICONDUCTORS--1.7%
 15,200    CoorsTek, Inc.* .................................           326,800
 45,700    MKS Instruments, Inc.* ..........................           618,778
 55,900    Mykrolis Corp.* .................................           405,834
 17,800    Park Electrochemical Corp. ......................           380,920
 57,900    Pericom Semiconductor Corp.* ....................           524,574
                                                                   -----------
                                                                     2,256,906
                                                                   -----------
           SERVICES - EMPLOYMENT AGENCIES--1.1%
 22,200    CDI Corp.* ......................................           603,840
 37,000    Right Management Consultants, Inc.* .............           808,450
                                                                   -----------
                                                                     1,412,290
                                                                   -----------
           STEEL--0.6%
 42,400    Ryerson Tull, Inc. ..............................           313,760
 30,500    United States Steel Corp. .......................           418,765
                                                                   -----------
                                                                       732,525
                                                                   -----------
           TELECOMMUNICATIONS EQUIPMENT & SERVICES--1.6%
 23,500    ADTRAN, Inc.* ...................................           408,665
 15,000    Boston Communications Group, Inc.* ..............           136,065
 20,600    Commonwealth Telephone Enterprises, Inc.* .......           787,950
 39,700    Plantronics, Inc.* ..............................           728,892
                                                                   -----------
                                                                     2,061,572
                                                                   -----------
           TOBACCO--0.9%
 58,400    Standard Commercial Corp. .......................         1,113,104
                                                                   -----------


------------------------------------------------------------------------------
                                                                      VALUE
 SHARES                                                              (NOTE 1)
------------------------------------------------------------------------------
           TRANSPORTATION--1.2%
 10,900    Covenant Transport, Inc., Class A* ..............      $    196,527
 35,250    Genesee & Wyoming Inc., Class A* ................           793,125
  4,200    Landstar System, Inc.* ..........................           212,730
 13,000    Ryder System, Inc. ..............................           339,820
                                                                  ------------
                                                                     1,542,202
                                                                  ------------
           UTILITIES--6.1%
 32,100    AGL Resources Inc. ..............................           737,658
 77,700    Avista Corp. ....................................           988,344
  4,000    CH Energy Group, Inc. ...........................           194,000
 44,600    CMS Energy Corp. ................................           470,976
 19,400    Energen Corp. ...................................           514,294
 28,000    Great Plains Energy Inc. ........................           584,360
 40,700    NorthWestern Corp. ..............................           518,925
 19,300    NUI Corp. .......................................           393,334
 22,200    ONEOK, Inc. .....................................           429,348
 15,100    PNM Resources Inc. ..............................           333,408
  9,200    SEMCO Energy, Inc. ..............................            86,020
 27,500    Southern Union Co.* .............................           368,500
 57,200    Southwestern Energy Co.* ........................           654,940
 46,300    UGI Corp. .......................................         1,627,445
                                                                  ------------
                                                                     7,901,552
                                                                  ------------
           Total Common Stocks
             (Cost $129,166,986) ...........................       126,776,532
                                                                  ------------

  PRINCIPAL
AMOUNT (000'S)
--------------
           REPURCHASE AGREEMENT--2.5%
$ 3,270    Bear, Stearns & Co. Inc.
             (Agreement dated 08/30/02 to be
             repurchased at $3,270,677)
             1.82%, 09/03/02
             (Cost $3,270,015)(Note 6) .....................         3,270,015
                                                                  ------------
           Total Investments-- 99.7%
             (Cost $132,437,001) ...........................       130,046,547
                                                                  ------------
           Other Assets in Excess of
             Liabilities -- 0.3% ...........................           333,769
                                                                  ------------
           Net Assets -- 100.0% ............................      $130,380,316
                                                                  ============



-----------
  * Non-income producing.


   The accompanying notes are an integral part of the financial statements.

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

                                [LOGO OMITTED]
                              n/i numeric investors
                                 family of funds

                     STATEMENTS OF ASSETS AND LIABILITIES
                                AUGUST 31, 2002


                                                   EMERGING GROWTH       GROWTH             MID CAP      SMALL CAP VALUE
                                                        FUND*             FUND               FUND             FUND
                                                   ---------------    ------------        -----------    ---------------
ASSETS
   Investments, at value (Cost - $97,168,175,
      $35,753,354, $26,566,920, $132,437,001,
      respectively) ..............................  $ 97,652,497      $ 34,306,790        $25,352,399      $130,046,547
   Receivable for investments sold ...............     1,628,787           538,348            665,760         3,793,177
   Repurchase agreements in connection with
      securities lending (Note 5) ................     4,616,748         1,547,227            255,687           818,472
   Dividends and interest receivable .............        38,177            21,215             37,203           189,087
   Receivable for Fund shares sold ...............         7,844               337                 13           525,617
   Prepaid expenses and other assets .............         9,578             6,175              7,190             9,445
                                                    ------------      ------------        -----------      ------------
      Total assets ...............................   103,953,631        36,420,092         26,318,252       135,382,345
                                                    ------------      ------------        -----------      ------------
LIABILITIES
   Payable for investments purchased .............     2,357,777           746,099            862,029         2,718,436
   Payable upon return of securities loaned
     (Note 5) ....................................     4,616,748         1,547,227            255,687           818,472
   Payable for Fund shares redeemed ..............         4,875            19,727             54,796         1,271,107
   Investment advisory fee payable ...............        60,682            36,444              1,553           144,099
   Accrued expenses and other liabilities ........        48,438            36,718             35,358            49,915
                                                    ------------      ------------        -----------      ------------
      Total liabilities ..........................     7,088,520         2,386,215          1,209,423         5,002,029
                                                    ------------      ------------        -----------      ------------
NET ASSETS
   Capital stock, $0.001 par value ...............         8,203             3,751              2,096             7,733
   Additional paid-in capital ....................   106,590,951        50,087,098         32,393,930       123,524,838
   Undistributed net investment income ...........            --                --            167,268                --
   Accumulated net realized gain/(loss) from
      investments ................................   (10,218,365)      (14,610,408)        (6,239,944)        9,238,199
   Net unrealized appreciation/(depreciation)
      on investments .............................       484,322        (1,446,564)        (1,214,521)       (2,390,454)
                                                    ------------      ------------        -----------      ------------
   Net assets applicable to shares outstanding ...  $ 96,865,111      $ 34,033,877        $25,108,829      $130,380,316
                                                    ============      ============        ===========      ============
Shares outstanding ...............................     8,202,896         3,751,101          2,095,468         7,733,220
                                                    ------------      ------------        -----------      ------------
Net asset value, offering and redemption price
   per share .....................................        $11.81             $9.07             $11.98            $16.86
                                                          ======             =====             ======            ======

-----------

* Formerly known as Micro Cap Fund.


The accompanying notes are an integral part of the financial statements.

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                              n/i numeric investors
                                 family of funds

                           STATEMENTS OF OPERATIONS
                   FOR THE FISCAL YEAR ENDED AUGUST 31, 2002

                                                      EMERGING GROWTH         GROWTH            MID CAP         SMALL CAP VALUE
                                                           FUND*               FUND              FUND                 FUND
                                                      ---------------      ------------       -----------       ---------------
INVESTMENT INCOME
   Dividends** ...................................      $   299,722        $   119,787        $   390,361         $ 1,277,884
   Interest ......................................           77,390             15,581             13,982              59,442
   Securities lending ............................           37,612             11,540              3,668              15,782
                                                        -----------        -----------        -----------         -----------
      Total investment income ....................          414,724            146,908            408,011           1,353,108
                                                        -----------        -----------        -----------         -----------

EXPENSES
   Advisory fees .................................          835,355            321,716             98,542           1,324,155
   Co-Administration fees ........................          202,145            101,396             94,778             184,598
   Administrative services fees ..................          167,071             56,359             42,557             147,128
   Transfer agent fees and expenses ..............           53,726             49,725             59,326              55,221
   Printing ......................................           43,067             20,747             28,098              32,464
   Federal and state registration fees ...........            9,926              4,769             14,320              17,810
   Audit and legal fees ..........................           39,713              9,435              7,911              34,740
   Custodian fees and expenses ...................           36,465             10,272              8,978              31,949
   Directors' fees and expenses ..................            9,368              2,935              2,530              10,739
   Other .........................................            5,605              1,390              3,589               2,601
                                                        -----------        -----------        -----------         -----------
      Total expenses before waivers and
         reimbursements, if any ..................        1,402,441            578,744            360,629           1,841,405
      Less: waivers and reimbursements, if any ...         (154,597)           (72,602)          (120,025)           (143,975)
                                                        -----------        -----------        -----------         -----------
      Net expenses after waivers and
         reimbursements, if any ..................        1,247,844            506,142            240,604           1,697,430
                                                        -----------        -----------        -----------         -----------
   Net Investment Income/(Loss) ..................         (833,120)          (359,234)           167,407            (344,322)
                                                        -----------        -----------        -----------         -----------
NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
   Net realized gain/(loss) from investments .....          635,625         (2,221,509)        (1,498,981)          9,707,831
   Net change in unrealized depreciation
      on investments .............................       (8,936,144)        (2,217,432)        (1,234,846)         (4,975,947)
                                                        -----------        -----------        -----------         -----------
   Net realized and unrealized gain/(loss)
      on investments .............................       (8,300,519)        (4,438,941)        (2,733,827)          4,731,884
                                                        -----------        -----------        -----------         -----------
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS ...............................      $(9,133,639)       $(4,798,175)       $(2,566,420)        $ 4,387,562
                                                        ===========        ===========        ===========         ===========

-----------

 * Formerly known as Micro Cap Fund.
** Net of foreign withholding taxes of $3,567, $314, $246 and $4,515 for the Emerging Growth Fund, Growth Fund, Mid Cap Fund and Small Cap Value Fund, respectively.


The accompanying notes are an integral part of the financial statements.

                                [LOGO OMITTED]
                              n/i numeric investors
                                 family of funds

                      STATEMENTS OF CHANGES IN NET ASSETS


                                                                    EMERGING GROWTH                           GROWTH
                                                                         FUND*                                 FUND
                                                            ------------------------------        -----------------------------
                                                                FOR THE FISCAL YEARS                   FOR THE FISCAL YEARS
                                                                   ENDED AUGUST 31,                       ENDED AUGUST 31,
                                                            ------------------------------        -----------------------------
                                                                 2002             2001                2002             2001
                                                            -------------    -------------        ------------     ------------
INCREASE/(DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS:
   Net investment income/(loss) ........................     $   (833,120)    $   (817,209)        $  (359,234)     $   (364,403)
   Net realized gain/(loss) from investments ...........          635,625      (10,311,793)         (2,221,509)      (12,141,975)
   Net change in unrealized appreciation/(depreciation)
      on investments ...................................       (8,936,144)     (14,123,542)         (2,217,432)      (15,122,359)
                                                             ------------     ------------         -----------      ------------
   Net increase/(decrease) in net assets resulting
      from operations ..................................       (9,133,639)     (25,252,544)         (4,798,175)      (27,628,737)
                                                             ------------     ------------         -----------      ------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income ...............................               --               --                  --                --
   Net realized capital gains ..........................               --      (29,436,632)                 --       (21,857,830)
                                                             ------------     ------------         -----------      ------------
   Total dividends and distributions to shareholders ...               --      (29,436,632)                 --       (21,857,830)
                                                             ------------     ------------         -----------      ------------
INCREASE/(DECREASE) IN NET ASSETS DERIVED FROM
  CAPITAL SHARE TRANSACTIONS (NOTE 4) ..................      (33,927,799)      60,082,666          (1,098,115)        9,896,402
                                                             ------------     ------------         -----------      ------------
   Total increase/(decrease) in net assets .............      (43,061,438)       5,393,490          (5,896,290)      (39,590,165)

NET ASSETS
   Beginning of year ...................................      139,926,549      134,533,059          39,930,167        79,520,332
                                                             ------------     ------------         -----------      ------------
   End of year** .......................................     $ 96,865,111     $139,926,549         $34,033,877      $ 39,930,167
                                                             ============     ============         ===========      ============

-----------

 * Formerly known as Micro Cap Fund.
** Includes undistributed net investment income as follows:



                                                                  FOR THE FISCAL YEARS
                                                                    ENDED AUGUST 31,
                                                             -----------------------------
                                                                 2002             2001
                                                             -----------      ------------
   Mid Cap Fund ........................................      $167,268          $144,990
   Small Cap Value Fund ................................            --            38,630

The accompanying notes are an integral part of the financial statements.

                                                                        MID CAP                           SMALL CAP VALUE
                                                                         FUND                                  FUND
                                                            ------------------------------          -----------------------------
                                                                 FOR THE FISCAL YEARS                  FOR THE FISCAL YEARS
                                                                    ENDED AUGUST 31,                      ENDED AUGUST 31,
                                                            ------------------------------          -----------------------------
                                                                2002              2001                  2002             2001
                                                            ------------      ------------          ------------     ------------
INCREASE/(DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS:
   Net investment income/(loss) ........................     $   167,407      $    145,092          $   (344,322)     $    38,689
   Net realized gain/(loss) from investments ...........      (1,498,981)       (4,234,284)            9,707,831        5,978,356
   Net change in unrealized appreciation/(depreciation)
      on investments ...................................      (1,234,846)       (3,240,263)           (4,975,947)       1,215,166
                                                             -----------      ------------          ------------      -----------
   Net increase/(decrease) in net assets resulting
      from operations ..................................      (2,566,420)       (7,329,455)            4,387,562        7,232,211
                                                             -----------      ------------          ------------      -----------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income ...............................        (145,129)         (175,009)              (38,820)        (149,957)
   Net realized capital gains ..........................              --        (7,016,619)           (5,799,905)              --
                                                             -----------      ------------          ------------      -----------
   Total dividends and distributions to shareholders ...        (145,129)       (7,191,628)           (5,838,725)        (149,957)
                                                             -----------      ------------          ------------      -----------
INCREASE/(DECREASE) IN NET ASSETS DERIVED FROM
  CAPITAL SHARE TRANSACTIONS (NOTE 4) .................      (3,377,823)        1,289,121            96,267,850       15,000,608
                                                             -----------      ------------          ------------      -----------
   Total increase/(decrease) in net assets .............      (6,089,372)      (13,231,962)           94,816,687       22,082,862

NET ASSETS
   Beginning of year ...................................      31,198,201        44,430,163            35,563,629       13,480,767
                                                             -----------      ------------          ------------      -----------
   End of year** .......................................     $25,108,829      $ 31,198,201          $130,380,316      $35,563,629
                                                             ===========      ============          ============      ===========

-----------

 * Formerly known as Micro Cap Fund.
** Includes undistributed net investment income as follows:


                                [LOGO OMITTED]
                              n/i numeric investors
                                 family of funds

                             FINANCIAL HIGHLIGHTS

------------------------------------------------------------------------------
Contained below is per share operating performance data for each share outstanding, total investment return, ratios to average net assets and other supplemental data for the respective years. This information has been derived from information provided in the financial statements.
------------------------------------------------------------------------------

                                                                                      EMERGING GROWTH FUND*
                                                      ----------------------------------------------------------------------------
                                                                              FOR THE FISCAL YEARS ENDED AUGUST 31,
                                                      ----------------------------------------------------------------------------
                                                        2002             2001              2000             1999            1998
                                                      -------          --------          --------          -------         -------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of year ...............    $ 12.73          $  20.99          $  18.03          $ 12.52         $ 18.47
                                                      -------          --------          --------          -------         -------
Net investment loss ..............................      (0.10)            (0.07)            (0.10)           (0.18)          (0.07)
Net realized and unrealized gain/(loss) on
   investments and futures transactions, if any(1)      (0.82)            (3.58)             7.39             6.72           (3.23)
                                                      -------          --------          --------          -------         -------
Net increase/(decrease) in net assets resulting
   from operations ...............................      (0.92)            (3.65)             7.29             6.54           (3.30)
                                                      -------          --------          --------          -------         -------
Distributions to shareholders from:
Net realized capital gains .......................         --             (4.61)            (4.33)           (1.03)          (2.65)
                                                      -------          --------          --------          -------         -------
Net asset value, end of year .....................    $ 11.81          $  12.73          $  20.99          $ 18.03         $ 12.52
                                                      =======          ========          ========          =======         =======
Total investment return(2) .......................      (7.23)%          (20.16)%           54.42%           56.09%         (20.74)%
                                                      =======          ========          ========          =======         =======
RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's omitted) ..........    $96,865          $139,927          $134,533          $76,349         $99,266
Ratio of expenses to average net assets(3) .......       1.12%             1.07%             1.00%            1.00%           1.00%
Ratio of expenses to average net assets without
   waivers and expense reimbursements, if any ....       1.26%             1.25%             1.28%            1.26%           1.23%
Ratio of net investment loss to average
   net assets(3) .................................      (0.75)%           (0.67)%           (0.55)%          (0.46)%         (0.41)%
Portfolio turnover rate ..........................     216.40%           280.00%           297.08%          316.02%         408.70%


-----------

*   Formerly known as Micro Cap Fund.
(1) The amounts shown for a share outstanding throughout the respective periods are not in accord with the changes in the aggregate gains and losses on investments during the respective periods because of the timing of the sales and repurchases of fund shares in relation to fluctuating net asset values during the respective periods.
(2) Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total investment returns are not annualized.
(3) Reflects waivers and expense reimbursements, if any.


The accompanying notes are an integral part of the financial statements.

                                                                                        GROWTH FUND
                                                        --------------------------------------------------------------------------
                                                                             FOR THE FISCAL YEARS ENDED AUGUST 31,
                                                        -------------------------------------------------------------------------
                                                         2002             2001              2000            1999           1998
                                                        -------          -------           -------         -------        -------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of year ...............      $ 10.48          $ 23.69           $ 14.89         $  9.75        $ 16.29
                                                        -------          -------           -------         -------        -------
Net investment loss ..............................        (0.10)           (0.10)            (0.12)          (0.18)         (0.07)
Net realized and unrealized gain/(loss) on
   investments and futures transactions, if any(1)        (1.31)           (6.59)             9.29            5.33          (3.98)
                                                        -------          -------           -------         -------        -------
Net increase/(decrease) in net assets resulting
   from operations ...............................        (1.41)           (6.69)             9.17            5.15          (4.05)
                                                        -------          -------           -------         -------        -------
Distributions to shareholders from:
Net realized capital gains .......................           --            (6.52)            (0.37)          (0.01)         (2.49)
                                                        -------          -------           -------         -------        -------
Net asset value, end of year .....................      $  9.07          $ 10.48           $ 23.69         $ 14.89        $  9.75
                                                        =======          =======           =======         =======        =======
Total investment return(2) .......................       (13.45)%         (36.45)%           63.11%          52.80%        (29.03)%
                                                        =======          =======           =======         =======        =======
RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's omitted) ..........      $34,034          $39,930           $79,520         $62,376        $77,840
Ratio of expenses to average net assets(3) .......         1.35%            1.08%             1.00%           1.00%          1.00%
Ratio of expenses to average net assets without
   waivers and expense reimbursements, if any ....         1.54%            1.36%             1.32%           1.30%          1.24%
Ratio of net investment loss to average
   net assets(3) .................................        (0.96)%          (0.70)%           (0.59)%         (0.45)%        (0.50)%
Portfolio turnover rate ..........................       241.28%          271.29%           228.69%         309.60%        338.40%

-----------

*   Formerly known as Micro Cap Fund.
(1) The amounts shown for a share outstanding throughout the respective periods are not in accord with the changes in the aggregate gains and losses on investments during the respective periods because of the timing of the sales and repurchases of fund shares in relation to fluctuating net asset values during the respective periods.
(2) Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total investment returns are not annualized.
(3) Reflects waivers and expense reimbursements, if any.

                                [LOGO OMITTED]
                              n/i numeric investors
                                 family of funds

                       FINANCIAL HIGHLIGHTS (CONCLUDED)

--------------------------------------------------------------------------------
Contained below is per share operating performance data for each share outstanding, total investment return, ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.
--------------------------------------------------------------------------------

                                                                                      MID CAP FUND
                                                        --------------------------------------------------------------------

                                                                          For the Fiscal Years Ended August 31,
                                                        --------------------------------------------------------------------
                                                         2002           2001           2000           1999            1998
                                                        -------        -------        -------        -------        --------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period .............      $ 13.16        $ 19.22        $ 16.89        $ 13.30        $  17.16
                                                        -------        -------        -------        -------        --------
Net investment income/(loss) .....................         0.08           0.06           0.08           0.05            0.05
Net realized and unrealized gain/(loss) on
   investments and futures transactions, if any(1)        (1.22)         (2.98)          4.25           4.97           (1.24)
                                                        -------        -------        -------        -------        --------
Net increase/(decrease) in net assets resulting
   from operations ...............................        (1.14)         (2.92)          4.33           5.02           (1.19)
                                                        -------        -------        -------        -------        --------
Dividends and distributions to shareholders from:
Net investment income ............................        (0.06)         (0.08)         (0.03)         (0.06)          (0.06)
Net realized capital gains .......................           --          (3.06)         (1.97)         (1.37)          (2.61)
                                                        -------        -------        -------        -------        --------
Total dividends and distributions to shareholders         (0.06)         (3.14)         (2.00)         (1.43)          (2.67)
                                                        -------        -------        -------        -------        --------
Redemption fees (Note 4) .........................         0.02             --             --             --              --
                                                        -------        -------        -------        -------        --------
Net asset value, end of period ...................      $ 11.98        $ 13.16        $ 19.22        $ 16.89        $  13.30
                                                        =======        =======        =======        =======        ========
Total investment return(2) .......................        (8.48)%       (17.42)%        29.61%         41.61%          (8.97)%
                                                        =======        =======        =======        =======        ========
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted) ........      $25,109        $31,198        $44,430        $49,156        $110,176
Ratio of expenses to average net assets(3) .......         0.85%          0.91%          1.00%          1.00%           1.00%
Ratio of expenses to average net assets without
   waivers and expense reimbursements, if any ....         1.27%          1.39%          1.61%          1.33%           1.26%
Ratio of net investment income/(loss) to average
   net assets(3) .................................         0.59%          0.39%          0.40%          0.31%           0.36%
Portfolio turnover rate ..........................       270.77%        318.28%        378.17%        384.71%         341.73%


-----------

*   Commencement of operations.
(1) The amounts shown for a share outstanding throughout the respective periods are not in accord with the changes in the aggregate gains and losses on investments during the respective periods because of the timing of the sales and repurchases of fund shares in relation to fluctuating net asset values during the respective periods.
(2) Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total investment returns are not annualized.
(3) Reflects waivers and expense reimbursements, if any.
(4) Annualized.


The accompanying notes are an integral part of the financial statements.


                                                                        SMALL CAP VALUE FUND
                                                       ---------------------------------------------------------
                                                                                                 FOR THE PERIOD
                                                       FOR THE FISCAL YEARS ENDED AUGUST 31,   NOVEMBER 30, 1998*
                                                       --------------------------------------       THROUGH
                                                         2002           2001           2000     AUGUST 31, 1999
                                                       --------        -------        -------  -----------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period .............     $  17.61        $ 12.91        $ 12.86        $ 12.00
                                                       --------        -------        -------        -------
Net investment income/(loss) .....................        (0.05)          0.02           0.15           0.10
Net realized and unrealized gain/(loss) on
   investments and futures transactions, if any(1)         1.71           4.79           1.32           0.76
                                                       --------        -------        -------        -------
Net increase/(decrease) in net assets resulting
   from operations ...............................         1.66           4.81           1.47           0.86
                                                       --------        -------        -------        -------
Dividends and distributions to shareholders from:
Net investment income ............................        (0.02)         (0.14)         (0.10)            --
Net realized capital gains .......................        (2.58)            --          (1.32)            --
                                                       --------        -------        -------        -------
Total dividends and distributions to shareholders         (2.60)         (0.14)         (1.42)            --
                                                       --------        -------        -------        -------
Redemption fees (Note 4) .........................         0.19           0.03             --             --
                                                       --------        -------        -------        -------
Net asset value, end of period ...................     $  16.86        $ 17.61        $ 12.91        $ 12.86
                                                       ========        =======        =======        =======
Total investment return(2) .......................        13.31%         37.97%         13.94%          7.17%
                                                       ========        =======        =======        =======
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted) ........     $130,380        $35,564        $13,481        $11,498
Ratio of expenses to average net assets(3) .......         1.73%          1.67%          1.00%          1.00%(4)
Ratio of expenses to average net assets without
   waivers and expense reimbursements, if any ....         1.88%          2.14%          2.34%          2.59%(4)
Ratio of net investment income/(loss) to average
   net assets(3) .................................        (0.35)%         0.17%          1.35%          1.15%(4)
Portfolio turnover rate ..........................       275.73%        277.28%        256.28%        212.55%
-----------

*   Commencement of operations.
(1) The amounts shown for a share outstanding throughout the respective periods are not in accord with the changes in the aggregate gains and losses on investments during the respective periods because of the timing of the sales and repurchases of fund shares in relation to fluctuating net asset values during the respective periods.
(2) Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total investment returns are not annualized.
(3) Reflects waivers and expense reimbursements, if any.
(4) Annualized.

                                [LOGO OMITTED]
                              n/i numeric investors
                                 family of funds

                             EMERGING GROWTH FUND
                        (FORMERLY THE "MICRO CAP FUND")
                                  GROWTH FUND
                                 MID CAP FUND
                             SMALL CAP VALUE FUND
                         NOTES TO FINANCIAL STATEMENTS


1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The RBB Fund, Inc. ("RBB") was incorporated under the laws of the State of Maryland on February 29, 1988, and is registered under the Investment Company Act of 1940, as amended, (the "Investment Company Act") as an open-end management investment company. RBB is a "series fund," which is a mutual fund divided into separate portfolios. Each portfolio is treated as a separate entity for certain matters under the Investment Company Act, and for other purposes, and a shareholder of one portfolio is not deemed to be a shareholder of any other portfolio. Currently RBB has thirteen investment portfolios, including the N/I NUMERIC INVESTORS FAMILY OF FUNDS ("n/i numeric investors Family") which consists of four diversified portfolios: N/I NUMERIC INVESTORS Emerging Growth Fund (formerly the "Micro Cap Fund") ("Emerging Growth Fund"), N/I NUMERIC INVESTORS Growth Fund ("Growth Fund"), N/I NUMERIC INVESTORS Mid Cap Fund ("Mid Cap Fund") and N/I NUMERIC INVESTORS Small Cap Value Fund ("Small Cap Value Fund") (each a "Fund," collectively the "Funds").

RBB has  authorized  capital of thirty  billion  shares of common stock of which
21.073 billion are currently classified into ninety-five classes of Common Stock. Each class represents an interest in an active or inactive RBB investment portfolio. The active classes have been grouped into six separate "families," all of which have begun investment operations.

USE OF ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

PORTFOLIO VALUATION -- The net asset value of each Fund is calculated as of the close of regular trading on the NYSE on each business day. Each Fund's securities are valued at the last reported sales price on the national securities exchange or national securities market on which such shares are primarily traded. If no sales are reported, and in the case of some securities traded over-the-counter, portfolio securities are valued at the mean between the last reported bid and asked prices. Securities for which market quotations are not readily available are valued at fair market value as determined in good faith by or under the direction of RBB's Board of Directors. With the approval of RBB's Board of Directors, each Fund may use a pricing service, bank or broker-dealer experienced in such matters to value its securities. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value.

REPURCHASE AGREEMENTS -- Each Fund has agreed to purchase securities from financial institutions subject to the seller's agreement to repurchase them at an agreed-upon time and price ("repurchase agreements"). The financial institutions with whom each Fund enters into repurchase agreements are banks and broker/dealers, which Numeric Investors L.P.(R) (the Funds' "Adviser" or "Numeric") considers creditworthy. The seller under a repurchase agreement will be required to maintain the value of the securities as collateral, subject to the agreement at not less than the repurchase price plus accrued interest. Numeric marks to market daily the value of the collateral, and, if necessary, requires the seller to deposit additional collateral by the next business day, so that the value of the collateral is not less than the repurchase price. Default by or bankruptcy of the seller would, however, expose each Fund to possible loss because of adverse market action or delays in connection with the disposition of the underlying securities.

                                 [LOGO OMITTED]
                              n/i numeric investors
                                 family of funds

                              EMERGING GROWTH FUND
                         (FORMERLY THE "MICRO CAP FUND")
                                   GROWTH FUND
                                  MID CAP FUND
                              SMALL CAP VALUE FUND
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)

INVESTMENT TRANSACTIONS AND INVESTMENT INCOME -- The Funds record security transactions based on trade date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes in determining realized gains and losses on investments. Interest income is accrued when earned. Dividend income is recorded on the ex-dividend date. Expenses incurred on behalf of a specific fund or fund family are charged directly to the fund or fund family (in proportion to net assets). Expenses incurred for all of the RBB families (such as director or professional fees) are charged to all funds in proportion to their net assets of the RBB Funds. Expenses and fees, including investment advisory and administration fees are accrued daily and taken into account for the purpose of determining the net asset value of the Funds.

DISTRIBUTIONS TO SHAREHOLDERS -- Distributions from net investment income and from net realized capital gains, if any, will be declared and recorded on the ex-dividend date and paid at least annually to shareholders. Income and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences can include the treatment of non-taxable dividends, expiring capital loss carryforwards, foreign currency gain/loss, and losses deferred due to wash sales and excise tax regulations. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications within the composition of net assets. As of August 31, 2002, the following Funds recorded reclassifications that increase/(decrease) the accounts listed below:

                                                            ACCUMULATED
                                                            NET REALIZED
                                     NET INVESTMENT          GAIN/(LOSS)       ADDITIONAL  PAID-IN FUND
                                          LOSS            FROM INVESTMENTS            CAPITAL
                                     --------------       ----------------     -----------------------
Emerging Growth Fund .............      $833,120             $ 236,731             $(1,069,851)
Growth Fund ......................       359,234                    --                (359,234)
Small Cap Value Fund .............       344,512              (344,512)                     --


U.S. TAX STATUS -- No provision is made for U.S. income taxes as it is each Fund's intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. federal income and all excise taxes.


2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

Numeric serves as each Fund's investment adviser. Numeric is entitled to a performance-based fee for its advisory services for the Growth, Mid Cap and Small Cap Value Funds calculated at the end of each month using a basic fee of 0.85% of average daily net assets and a performance fee adjustment based on each Fund's performance during the last rolling 12-month period. Each Fund's net performance is compared with the performance of its benchmark index during that same rolling 12-month period. When a Fund's performance is at least 5.00% better than its benchmark, it would pay Numeric more than the basic fee. If a Fund did not perform at least 4.00% better than its benchmark, Numeric would be paid less than

                                 [LOGO OMITTED]
                              n/i numeric investors
                                 family of funds

                              EMERGING GROWTH FUND
                         (FORMERLY THE "MICRO CAP FUND")
                                   GROWTH FUND
                                  MID CAP FUND
                              SMALL CAP VALUE FUND
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)


the basic fee. Each 1.00% of the difference in performance between a Fund and its benchmark plus 4.00% during the performance period would result in a 0.10% adjustment to the basic fee. The maximum annualized performance adjustment rate would be + or - 0.50% of average daily net assets which would be added to or deducted from the basic fee.

Numeric is entitled to receive 0.75% of the Emerging Growth Fund's (formerly Micro Cap Fund) average daily net assets, computed daily and payable monthly for its advisory services.

Numeric has agreed that until December 31, 2002, it will waive its advisory fee and/or reimburse expenses (other than brokerage commissions, extraordinary items, interest and taxes) in an aggregate amount equal to the amount by which the Growth, Mid Cap and/or Small Cap Value Funds' total operating expenses (other than investment advisory fees, brokerage commissions, extraordinary items, interest and taxes) exceeds a total operating expense ratio (other than investment advisory fees, brokerage commissions, extraordinary items, interest and taxes) of 0.50% of such Fund's average daily net assets. Numeric has agreed that until December 31, 2002, it will limit the Emerging Growth Fund's (formerly Micro Cap Fund) total expenses to the extent that such expenses exceed 1.25% of average daily net assets.

As necessary, these limitations were effected in waivers of advisory fees and reimbursements of expenses exceeding the advisory fee. For the fiscal year ended August 31, 2002, investment advisory fees, waivers and reimbursements of expenses were as follows:

                                         TOTAL                       NET          EXPENSE
FUND                                 ADVISORY FEES   WAIVERS    ADVISORY FEES  REIMBURSEMENT
----                                 -------------  ---------   -------------  -------------
Emerging Growth Fund ............    $  835,355           --     $  835,355           --
Growth Fund .....................       321,716     $(23,912)       297,804           --
Mid Cap Fund ....................        98,542      (81,898)        16,644         $834
Small Cap Value Fund ............     1,324,155       (4,209)     1,319,946           --

The Funds will not pay Numeric at a later time for any amounts it may waive or any amounts, which Numeric has assumed.

PFPC Inc. ("PFPC"), a wholly-owned subsidiary of PFPC Worldwide, Inc. and an indirect majority-owned subsidiary of The PNC Financial Services Group, and Bear Stearns Funds Management Inc. ("BSFM"), a wholly-owned subsidiary of The Bear Stearns Companies Inc., serve as co-administrators for each Fund. For providing administrative services PFPC is entitled to receive a monthly fee equal to an annual rate of 0.125% of each Fund's average daily net assets subject to a minimum monthly fee of $6,250 per Fund. BSFM is entitled to receive a monthly fee equal to an annual rate of 0.05% on the first $150 million and 0.02% of each Fund's average daily net assets thereafter.

                                 [LOGO OMITTED]
                              n/i numeric investors
                                 family of funds

                              EMERGING GROWTH FUND
                         (FORMERLY THE "MICRO CAP FUND")
                                   GROWTH FUND
                                  MID CAP FUND
                              SMALL CAP VALUE FUND
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)


For the fiscal year ended August 31, 2002, PFPC, at its discretion, voluntarily agreed to waive a portion of its administration fees. During such period, PFPC's co-administration fees and related waivers were as follows:

                                               TOTAL PFPC             PFPC            NET PFPC
FUND                                     CO-ADMINISTRATION FEES      WAIVERS   CO-ADMINISTRATION FEES
----                                     ----------------------    ---------   ----------------------
Emerging Growth Fund ................          $146,455            $ (8,891)          $137,564
Growth Fund .........................            82,610              (2,083)            80,527
Mid Cap Fund ........................            80,592              (2,084)            78,508
Small Cap Value Fund ................           136,914             (11,831)           125,083

In addition, PFPC serves as each Fund's transfer and dividend disbursing agent. For the fiscal year ended August 31, 2002, transfer agency fees were $53,726, $49,725, $59,326 and $55,221 for the Emerging Growth Fund, Growth Fund, Mid Cap Fund and Small Cap Value Fund, respectively.


PFPC Distributors, Inc. ("PFPC Distributors"), a wholly-owned subsidiary of PFPC Worldwide, Inc. and an indirect majority-owned subsidiary of The PNC Financial Services Group, Inc., provides certain administrative services to each Fund. As compensation for such administrative services, PFPC Distributors received a monthly fee equal to an annual rate of 0.15% of each Fund's average daily net assets.

For the fiscal year ended August 31, 2002, PFPC Distributors, at its discretion, voluntarily agreed to waive a portion of its administrative services fees for each Fund. During such period, administrative services fees were as follows:

                                                TOTAL
                                            ADMINISTRATIVE                         NET ADMINISTRATIVE
FUND                                         SERVICES FEES          WAIVERS           SERVICES FEES
----                                        --------------        ----------       ------------------
Emerging Growth Fund ................          $167,071           $(145,706)           $21,365
Growth Fund .........................            56,359             (46,607)             9,752
Mid Cap Fund ........................            42,557             (35,209)             7,348
Small Cap Value Fund ................           147,128            (127,935)            19,193


3. INVESTMENT IN SECURITIES

For the fiscal year ended August 31, 2002, aggregate purchases and sales of investment securities (excluding short-term investments) were as follows:


FUND                                                            PURCHASES             SALES
----                                                          ------------        ------------
Emerging Growth Fund ................                         $235,479,612        $268,028,256*
Growth Fund .........................                           81,922,980          84,048,150
Mid Cap Fund ........................                           74,968,233          77,827,170
Small Cap Value Fund ................                          347,913,878         260,418,973


-----------
* $15,539,465 of the aggregate sales was due to an in-kind redemption.

                                 [LOGO OMITTED]
                              n/i numeric investors
                                 family of funds

                              EMERGING GROWTH FUND
                         (FORMERLY THE "MICRO CAP FUND")
                                   GROWTH FUND
                                  MID CAP FUND
                              SMALL CAP VALUE FUND
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)


4. CAPITAL SHARE TRANSACTIONS

As of August 31, 2002, each Fund has 50,000,000 shares of $0.001 par value capital stock authorized.

Transactions in capital shares for the respective periods were as follows:

                                                   EMERGING GROWTH FUND
                             -----------------------------------------------------------------
                                        FOR THE                             FOR THE
                                   FISCAL YEAR ENDED                   FISCAL YEAR ENDED
                                    AUGUST 31, 2002                     AUGUST 31, 2001
                             -----------------------------        ----------------------------
                               SHARES            AMOUNT            SHARES            AMOUNT
                             ----------       ------------        ---------       ------------
Sales .................       1,337,023       $ 17,701,165        3,534,734       $ 43,635,108
Repurchases ...........      (2,706,477)       (35,503,100)        (940,688)       (12,605,335)
In-kind redemption ....      (1,423,289)       (16,125,864)              --                 --
Reinvestments .........              --                 --        1,992,654         29,052,893
                             ----------       ------------        ---------       ------------
Net increase/(decrease)      (2,792,743)      $(33,927,799)       4,586,700       $ 60,082,666
                             ==========       ============        =========       ============

                                                        GROWTH FUND
                             -----------------------------------------------------------------
                                        FOR THE                             FOR THE
                                   FISCAL YEAR ENDED                   FISCAL YEAR ENDED
                                    AUGUST 31, 2002                     AUGUST 31, 2001
                             -----------------------------        ----------------------------
                               SHARES            AMOUNT            SHARES            AMOUNT
                             ----------       ------------        ---------       ------------
Sales .................         296,000       $  2,616,826          129,828       $  2,168,596
Repurchases ...........        (356,125)        (3,714,941)      (1,119,565)       (13,852,583)
Reinvestments .........              --                 --        1,444,470         21,580,389
                             ----------       ------------        ---------       ------------
Net increase/(decrease)         (60,125)      $ (1,098,115)         454,733       $  9,896,402
                             ==========       ============        =========       ============

                                                        MID CAP FUND
                             -----------------------------------------------------------------
                                        FOR THE                             FOR THE
                                   FISCAL YEAR ENDED                   FISCAL YEAR ENDED
                                    AUGUST 31, 2002                     AUGUST 31, 2001
                             -----------------------------        ----------------------------
                               SHARES            AMOUNT            SHARES            AMOUNT
                             ----------       ------------        ---------       ------------
Sales .................         480,281       $  6,158,580          178,361       $  2,663,341
Repurchases ...........        (766,504)        (9,678,272)        (580,438)        (8,377,001)
Reinvestments .........          11,764            141,869          460,709          7,002,781
                             ----------       ------------        ---------       ------------
Net increase/(decrease)        (274,459)      $ (3,377,823)          58,632       $  1,289,121
                             ==========       ============        =========       ============

                                 [LOGO OMITTED]
                              n/i numeric investors
                                 family of funds

                              EMERGING GROWTH FUND
                         (FORMERLY THE "MICRO CAP FUND")
                                   GROWTH FUND
                                  MID CAP FUND
                              SMALL CAP VALUE FUND
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)


                                                    SMALL CAP VALUE FUND
                             -----------------------------------------------------------------
                                        FOR THE                             FOR THE
                                   FISCAL YEAR ENDED                   FISCAL YEAR ENDED
                                    AUGUST 31, 2002                     AUGUST 31, 2001
                             -----------------------------        ----------------------------
                               SHARES            AMOUNT            SHARES            AMOUNT
                             ----------       ------------        ---------       ------------
Sales .................      10,892,105       $187,038,373        1,257,323       $ 19,745,562
Repurchases ...........      (5,580,966)       (96,476,291)        (294,237)        (4,894,868)
Reinvestments .........         402,382          5,705,768           12,031            149,914
                             ----------       ------------        ---------       ------------
Net increase ..........       5,713,521       $ 96,267,850          975,117       $ 15,000,608
                             ==========       ============        =========       ============

Effective August 12, 2002, there is a 2.00% redemption fee on shares redeemed which have been held for less than one year on each of the Funds. For shares purchased prior to August 12, 2002, there was a 1.50% redemption fee on shares redeemed which have been held for less than one year on each of the Funds. Shares purchased prior to December 18, 2001, and held for less than six months were subject to a 1.00% redemption fee. For the fiscal year ended August 31, 2002, these fees amounted to $31,914, $619, $42,795 and $1,069,741 for the
Emerging Growth Fund, Growth Fund, Mid Cap Fund and Small Cap Value Fund, respectively. The redemption fees are collected and retained by each Fund for the benefit of the remaining shareholders and recorded as additional paid-in capital.

On September 18, 2001, the Emerging Growth Fund transferred securities in the amount of $15,539,465 due to an in-kind redemption. For purposes of generally accepted accounting principles, this transaction was treated as a sale of securities and the resulting gains and losses were recognized based on the market value of the securities on the date of the transfer. For tax purposes, no gains or losses were recognized. The result was a permanent loss of $236,731.


5. SECURITIES LENDING

Loans of securities are required at all times to be secured by collateral equal to at least 100% of the market value of the securities on loan. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. In the event that the borrower fails to return securities, and collateral being maintained by the lender is insufficient to cover the value of loaned securities, the borrower is obligated to pay the amount of the shortfall (and interest thereon) to the Funds. However, there can be no assurance the Funds can recover this amount. The value of securities on loan to brokers and the related collateral received at August 31, 2002, were as follows:

                                        VALUE OF
FUND                               SECURITIES ON LOAN      VALUE OF COLLATERAL
----                               ------------------      -------------------

Emerging Growth Fund ............     $16,213,253             $16,449,063
Growth Fund .....................       2,629,892               2,652,018
Mid Cap Fund ....................         641,888                 653,412
Small Cap Value Fund ............       9,212,847               9,386,129

                                 [LOGO OMITTED]
                              n/i numeric investors
                                 family of funds

                              EMERGING GROWTH FUND
                         (FORMERLY THE "MICRO CAP FUND")
                                   GROWTH FUND
                                  MID CAP FUND
                              SMALL CAP VALUE FUND
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)


Collateral received from securities out on loan to broker/dealers is in the form of U.S. Treasury securities and cash with any cash collateral received invested into repurchase agreements with Bear, Stearns & Co. Inc., which in turn are collateralized by various U.S. Treasury securities.


Repurchase agreements in connection with securities lending at August 31, 2002 are listed below:


                                                                          EMERGING GROWTH FUND
                                         ----------------------------------------------------------------------------------------
                                         PRINCIPAL
                                           AMOUNT                                             ACCRUED
                                           (000'S)   INTEREST RATE  MATURITY   MARKET VALUE   INTEREST    PROCEEDS    TOTAL VALUE
                                         ----------  -------------  --------   ------------   --------   ----------   -----------
Repurchase Agreement ...................   $4,617       1.820%      09/03/02    $4,616,748    $   467    $4,617,215           --
Related Collateral:
     United States Treasury Note........    4,365       3.625       01/15/08     4,689,625     20,218            --    $4,709,843


                                                                              GROWTH FUND
                                         ----------------------------------------------------------------------------------------
                                         PRINCIPAL
                                           AMOUNT                                             ACCRUED
                                           (000'S)   INTEREST RATE  MATURITY   MARKET VALUE   INTEREST    PROCEEDS    TOTAL VALUE
                                         ----------  -------------  --------   ------------   --------   ----------   -----------
Repurchase Agreement ...................   $1,547       1.820%      09/03/02    $1,547,227    $   156    $1,547,383            --
Related Collateral:
     United States Treasury Note .......    1,430       3.875       01/15/09     1,572,771      7,081            --    $1,579,852

                                                                               MID CAP FUND
                                         ----------------------------------------------------------------------------------------
                                         PRINCIPAL
                                           AMOUNT                                             ACCRUED
                                           (000'S)   INTEREST RATE  MATURITY   MARKET VALUE   INTEREST    PROCEEDS    TOTAL VALUE
                                         ----------  -------------  --------   ------------   --------   ----------   -----------
Repurchase Agreement ...................   $  256       1.820%      09/03/02    $  255,687    $    26    $  255,713            --
Related Collateral:
     United States Treasury Note .......      240       3.875       01/15/09       263,962      1,188            --    $  265,150


                                                                          SMALL CAP VALUE FUND
                                         ----------------------------------------------------------------------------------------
                                         PRINCIPAL
                                           AMOUNT                                             ACCRUED
                                           (000'S)   INTEREST RATE  MATURITY   MARKET VALUE   INTEREST    PROCEEDS    TOTAL VALUE
                                         ----------  -------------  --------   ------------   --------   ----------   -----------
Repurchase Agreement ...................     $818       1.820%      09/03/02      $818,472        $83      $818,555            --
Related Collateral:
     United States Treasury Note .......      760       3.875       01/15/09       835,878      3,763            --      $839,641

                                 [LOGO OMITTED]
                              n/i numeric investors
                                 family of funds

                              EMERGING GROWTH FUND
                         (FORMERLY THE "MICRO CAP FUND")
                                   GROWTH FUND
                                  MID CAP FUND
                              SMALL CAP VALUE FUND
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)


6. COLLATERAL FOR REPURCHASE AGREEMENTS

Listed below is the collateral associated with the repurchase agreements with Bear, Stearns & Co. Inc., outstanding at August 31, 2002:


                                                                          EMERGING GROWTH FUND
                                         ----------------------------------------------------------------------------------------
                                         PRINCIPAL
                                           AMOUNT                                             ACCRUED
ISSUER                                     (000'S)   INTEREST RATE  MATURITY   MARKET VALUE   INTEREST   TOTAL VALUE
------                                   ----------  -------------  --------   ------------   --------   ------------
United States Treasury Note ............   $3,370       3.625%      01/15/08   $ 3,620,627    $15,609   $ 3,636,236
United States Treasury Note ............      840       3.875       01/15/09       923,866      4,159       928,025
                                                                               -----------    -------    ----------
                                                                               $ 4,544,493    $19,768   $ 4,564,261
                                                                               ===========    =======   ===========

                                                                               GROWTH FUND
                                         ----------------------------------------------------------------------------------------
                                         PRINCIPAL
                                           AMOUNT                                             ACCRUED
ISSUER                                     (000'S)   INTEREST RATE  MATURITY   MARKET VALUE   INTEREST   TOTAL VALUE
------                                   ----------  -------------  --------   ------------   --------   ------------
United States Treasury Note ............   $1,570       3.875%      01/15/09   $ 1,726,749    $ 7,773   $ 1,734,522
                                                                               ===========    =======   ===========

                                                                              MID CAP FUND
                                         ----------------------------------------------------------------------------------------
                                         PRINCIPAL
                                           AMOUNT                                             ACCRUED
ISSUER                                     (000'S)   INTEREST RATE  MATURITY   MARKET VALUE   INTEREST   TOTAL VALUE
------                                   ----------  -------------  --------   ------------   --------   ------------
United States Treasury Note ............   $  585       3.875%      01/15/09   $   643,406    $ 2,897    $  646,303
                                                                               ===========    =======   ===========

                                                                          SMALL CAP VALUE FUND
                                         ----------------------------------------------------------------------------------------
                                         PRINCIPAL
                                           AMOUNT                                             ACCRUED
ISSUER                                     (000'S)   INTEREST RATE  MATURITY   MARKET VALUE   INTEREST   TOTAL VALUE
------                                   ----------  -------------  --------   ------------   --------   ------------
United States Treasury Note ............   $3,020       3.875%      01/15/09   $ 3,321,517    $14,953   $ 3,336,470
                                                                               ===========    =======   ===========

                                 [LOGO OMITTED]
                              n/i numeric investors
                                 family of funds

                              EMERGING GROWTH FUND
                         (FORMERLY THE "MICRO CAP FUND")
                                   GROWTH FUND
                                  MID CAP FUND
                              SMALL CAP VALUE FUND
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)

7. FEDERAL INCOME TAX INFORMATION


At August 31, 2002, Federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by each Fund were as follows:


                                                                                                         NET UNREALIZED
                                                      FEDERAL TAX      UNREALIZED        UNREALIZED       APPRECIATION/
FUND                                                     COST         APPRECIATION      DEPRECIATION      DEPRECIATION
----                                                 ------------     ------------      ------------     --------------
Emerging Growth Fund ............................    $ 98,051,529      $7,593,753        $(7,992,785)      $(399,032)
Growth Fund .....................................      36,027,507       2,364,955         (4,085,672)     (1,720,717)
Mid Cap Fund ....................................      26,832,370       1,204,555         (2,684,526)     (1,479,971)
Small Cap Value Fund ............................     133,273,638       5,795,762         (9,022,853)     (3,227,091)

As of August 31, 2002, the components of distributable earnings on a tax basis were as follows:


                                                                                        UNDISTRIBUTED     UNDISTRIBUTED
                                                                                          ORDINARY          LONG-TERM
FUND                                                                                       INCOME             GAINS
----                                                                                    -------------     -------------
Emerging Growth Fund ...........................................................                --                --
Growth Fund ....................................................................                --                --
Mid Cap Fund ...................................................................        $  167,268                --
Small Cap Value Fund ...........................................................         8,972,231        $1,102,604

At August 31, 2002, the Funds had capital loss carryforwards available to offset future capital gains through the indicated expiration dates:


                                                                                              EXPIRING AUGUST 31,
FUND                                                                                      2009              2010
----                                                                                   ----------         -----------
Emerging Growth Fund ...........................................................       $2,130,088         $ 7,204,921
Growth Fund ....................................................................        1,057,047          13,200,351
Mid Cap Fund ...................................................................          506,551           5,467,943
Small Cap Value Fund ...........................................................               --                  --


Under Federal tax law, foreign currency and capital losses realized after October 31 may be deferred and treated as having arisen on the first day of the following fiscal year. For the fiscal year ended August 31, 2002, the Growth Fund incurred post-October capital losses of $78,857. The differences between the book and tax basis components of distributable earnings relate principally to the timing of recognition of income and gains for federal income tax purposes. Short-term and foreign currency gains are reported as ordinary income for federal tax purposes.

                                 [LOGO OMITTED]
                              n/i numeric investors
                                 family of funds

                              EMERGING GROWTH FUND
                         (FORMERLY THE "MICRO CAP FUND")
                                   GROWTH FUND
                                  MID CAP FUND
                              SMALL CAP VALUE FUND
                    NOTES TO FINANCIAL STATEMENTS (CONCLUDED)

The tax character of dividends and distributions paid during the last two fiscal years were as follows:


                                                 ORDINARY        LONG-TERM
FUND                                              INCOME            GAINS             TOTAL
----                                            -----------      ----------        -----------
Emerging Growth Fund
                                 2002                    --              --                 --
                                 2001           $28,101,243      $1,335,389        $29,436,632
Growth Fund
                                 2002                    --              --                 --
                                 2001            20,443,280       1,414,550         21,857,830
Mid Cap Fund
                                 2002               145,129              --            145,129
                                 2001             7,191,628              --          7,191,628
Small Cap Value Fund
                                 2002             4,929,706         909,019          5,838,725
                                 2001               149,957              --            149,957

                                 [LOGO OMITTED]
                              n/i numeric investors
                                 family of funds

                              EMERGING GROWTH FUND
                         (FORMERLY THE "MICRO CAP FUND")
                                   GROWTH FUND
                                  MID CAP FUND
                              SMALL CAP VALUE FUND
                        REPORT OF INDEPENDENT ACCOUNTANTS


TO THE SHAREHOLDERS AND BOARD OF DIRECTORS OF THE RBB FUND, INC.:

In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of n/i numeric investors Emerging Markets Fund (formerly n/i numeric investors Micro Cap Fund), n/i numeric investors Growth Fund, n/i numeric investors Mid Cap Fund and n/i numeric investors Small Cap Value Fund, separately managed portfolios of The RBB Fund, Inc. (the "Fund"), at August 31, 2002, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2002, by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.




PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
October 16, 2002

                                 [LOGO OMITTED]
                              n/i numeric investors
                                 family of funds

                              EMERGING GROWTH FUND
                         (FORMERLY THE "MICRO CAP FUND")
                                   GROWTH FUND
                                  MID CAP FUND
                              SMALL CAP VALUE FUND
                   SHAREHOLDER TAX INFORMATION -- (UNAUDITED)


Each Fund is required by Subchapter M of the Internal Revenue Code of 1986, as amended, to advise its shareholders within 60 days of each Fund's fiscal year (August 31, 2002) as to the U.S. federal tax status of distributions received by each Fund's shareholders in respect of such fiscal year. During the fiscal year ended August 31, 2002, the following dividends and distributions per share were paid by each of the Funds:

                                    ORDINARY INCOME (39.6%)
                                  ---------------------------
                                  NET INVESTMENT   SHORT-TERM      LONG-TERM
FUND                                  INCOME          GAINS       GAINS (20%)
----                              --------------   ----------     -----------
Emerging Growth Fund ..........           --              --            --
Growth Fund ...................           --              --            --
Mid Cap Fund ..................      $0.0640              --            --
Small Cap Value Fund ..........       0.0173         $2.1796       $0.4051

The percentage of total ordinary income dividends from the Mid Cap and Small Cap Value Funds qualifying for the corporate dividends received deduction is 100% and 23.83%, respectively.

These amounts were reported to shareholders as income in 2001. Because each Fund's fiscal year is not the calendar year, another notification will be sent with respect to calendar year 2002. The second notification, which will reflect the amount, if any, to be used by calendar year taxpayers on their U.S. federal income tax returns, will be made in conjunction with Form 1099-DIV and will be mailed in January 2003.

Foreign shareholders will generally be subject to U.S. withholding tax on the amount of their dividend. They will generally not be entitled to a foreign tax credit or deduction for the withholding taxes paid by the Funds, if any.

In general, dividends received by tax-exempt recipients (e.g. IRA's and Keoghs) need not be reported as taxable income for U.S. federal income tax purposes. However, some retirement trusts (e.g. corporate, Keogh and 403(b)(7) plans) may need this information for their annual information reporting.

Shareholders are advised to consult their own tax advisers with respect to the tax consequences of their investment in the Funds.

                                 [LOGO OMITTED]
                              n/i numeric investors
                                 family of funds

                              EMERGING GROWTH FUND
                         (FORMERLY THE "MICRO CAP FUND")
                                   GROWTH FUND
                                  MID CAP FUND
                              SMALL CAP VALUE FUND
                     SHAREHOLDER VOTING RESULTS (UNAUDITED)


On August 30, 2002 a meeting of shareholders of The RBB Fund, Inc. (the "Fund") was held. The purpose of the meeting was to elect the following individuals as directors of the Fund:

     Julian A. Brodsky
     J. Richard Carnall
     Francis J. McKay
     Arnold M. Reichman
     Robert Sablowsky
     Marvin E. Sternberg

     The results were as follows:

                                      SHARES VOTED          SHARES VOTED          SHARES                TOTAL SHARE
     DIRECTOR                           IN FAVOR               AGAINST           ABSTAINED                 VOTES
     ----------------------          ---------------        ------------        -----------           ---------------
     Julian A. Brodsky               211,501,409.867              0             498,490.822           211,999,900.689
     J. Richard Carnall              211,476,781.686              0             523,119.003           211,999,900.689
     Francis J. McKay                211,582,965.318              0             416,935.371           211,999,900.689
     Arnold M. Reichman              211,544,328.943              0             455,571.746           211,999,900.689
     Robert Sablowsky                211,574,208.446              0             425,692.243           211,999,900.689
     Marvin E. Sternberg             211,510,809.394              0             489,091.295           211,999,900.689

                                 [LOGO OMITTED]
                              n/i numeric investors
                                 family of funds

                              EMERGING GROWTH FUND
                         (FORMERLY THE "MICRO CAP FUND")
                                   GROWTH FUND
                                  MID CAP FUND
                              SMALL CAP VALUE FUND
                          PRIVACY NOTICE -- (UNAUDITED)


The N/I NUMERIC INVESTORS FAMILY OF FUNDS of The RBB Fund, Inc. (the "Fund") is committed to protecting the confidentiality and security of your private investment records and personal information. Our policies and procedures are designed to safeguard your information and to permit only appropriate and authorized access to and use of this information.

In order to carry out the functions necessary to service your investment account, our service providers collect certain nonpublic personal information from you from the following sources:

     o Information we receive from you over the telephone, on applications, e-mails or other forms (e.g., your name, social security number and address); and

     o   Information about your transactions with the Fund

We restrict access to your personal and account information to those service providers and their employees who need to know that information to service your account. The Fund may also share all of the information (as described above) that we collect with companies that perform marketing services on our behalf or with other financial institutions with whom we have joint marketing agreements who may suggest additional Fund services or other investment products which may be of interest to you. We maintain physical, electronic, and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

You can be assured that the Fund considers your data to be private and confidential, and we will not disclose any nonpublic personal information about you to any unaffiliated third parties, except as permitted by law. If you decide to close your account(s) or become an inactive customer, we will adhere to the privacy policies and practices as described in this notice.

If you have any questions or comments about our privacy practices, please call us at (800) 348-5031.

October 2002

                                 [LOGO OMITTED]
                              n/i numeric investors
                                 family of funds

                              EMERGING GROWTH FUND
                         (FORMERLY THE "MICRO CAP FUND")
                                   GROWTH FUND
                                  MID CAP FUND
                              SMALL CAP VALUE FUND
                           FUND MANAGEMENT (UNAUDITED)


     Information pertaining to the Directors and Officers of the Fund is set forth below. The statement of additional information (SAI) includes additional information about the Directors and is available without charge, upon request, by calling (800) 348-5031.



                                                                                               NUMBER OF
                                                                        PRINCIPAL              PORTFOLIOS
                             POSITION(S)     TERM OF OFFICE            OCCUPATION(S)         FUND COMPLEX           OTHER
       NAME, ADDRESS,           HELD          AND LENGTH OF            DURING PAST            OVERSEEN BY      DIRECTORSHIPS
           AND AGE            WITH FUND        TIME SERVED               5 YEARS               DIRECTOR        HELD BY DIRECTOR
------------------------------------------------------------------------------------------------------------------------------------
                                                       INDEPENDENT DIRECTORS
------------------------------------------------------------------------------------------------------------------------------------
 Julian A. Brodsky - 69       Director   - Until successor is   Director and Vice Chairman,       13        Director, Comcast
 Comcast Corporation                       elected and          Comcast Corporation (cable                     Corporation
 1500 Market Street, 35th Fl.              qualified or until   television and
 Philadelphia, PA 19102                    his death,           communications); Director, NDS
                                           resignation or       Group PLC (provider of systems
                                           removal.             and applications for digital
                                         - 1988 to present      pay TV) since 1969.
------------------------------------------------------------------------------------------------------------------------------------
 Francis J. McKay - 66        Director   - Until successor is   Executive Vice President, Fox     13              None
 Fox Chase Cancer Center                   elected and          Chase Cancer Center
 7701 Burholme Avenue                      qualified or until   (biomedical research and
 Philadelphia, PA 19111                    his death,           medical care) since 1963.
                                           resignation or
                                           removal.
                                         - 1988 to present
------------------------------------------------------------------------------------------------------------------------------------
 Arnold M. Reichman - 54      Director   - Until successor is   Director, Gabelli Partners,       13              None
 106 Pierreport Street                     elected and          L.P. (an investment
 Brooklyn, NY 11201                        qualified or until   partnership) since December
                                           his death,           2000; Chief Operating Officer
                                           resignation or       and member of the Board of
                                           removal.             Directors of Outercurve
                                         - 1991 to present      Technologies (wireless
                                                                enabling services) until April
                                                                2001; Chief Operating Officer
                                                                and member of the Executive
                                                                Operating Committee of Warburg
                                                                Pincus Asset Management, Inc.;
                                                                Executive Officer and Director
                                                                of Credit Suisse Asset
                                                                Management Securities, Inc.
                                                                (formerly Counsellors
                                                                Securities, Inc.) and
                                                                Director/Trustee of various
                                                                investment companies advised
                                                                by Warburg Pincus Asset
                                                                Management, Inc. until
                                                                September 15, 1999; Managing
                                                                Director of Warburg Pincus
                                                                Asset Management, Inc. until
                                                                1997
------------------------------------------------------------------------------------------------------------------------------------
 Marvin E. Sternberg - 68     Director   - Until successor is   Chairman, Director and            13         Director, Moyco
 Moyco Technologies, Inc.                  elected and          President, Moyco Technologies,              Technologies, Inc.
 200 Commerce Drive                        qualified or until   Inc. (manufacturer of
 Montgomeryville, PA 18936                 his death,           precision coated and
                                           resignation or       industrial abrasives) since
                                           removal.             1974.
                                         - 1988 to present
------------------------------------------------------------------------------------------------------------------------------------

                                 [LOGO OMITTED]
                              n/i numeric investors
                                 family of funds

                              EMERGING GROWTH FUND
                         (FORMERLY THE "MICRO CAP FUND")
                                   GROWTH FUND
                                  MID CAP FUND
                              SMALL CAP VALUE FUND
                           FUND MANAGEMENT (UNAUDITED)

                                                                                               NUMBER OF
                                                                        PRINCIPAL              PORTFOLIOS
                             POSITION(S)     TERM OF OFFICE            OCCUPATION(S)         FUND COMPLEX           OTHER
       NAME, ADDRESS,           HELD          AND LENGTH OF            DURING PAST            OVERSEEN BY      DIRECTORSHIPS
           AND AGE            WITH FUND        TIME SERVED               5 YEARS               DIRECTOR        HELD BY DIRECTOR
------------------------------------------------------------------------------------------------------------------------------------
                                                       INTERESTED DIRECTORS
------------------------------------------------------------------------------------------------------------------------------------
 Robert Sablowsky** - 64       Director  - Until successor is   Senior Vice President since         13              None
 Fahnestock & Company, Inc.                elected and          July 2002 and prior thereto,
 125 Broad Street                          qualified or until   Executive Vice President of
 New York, NY 10004                        his death,           Fahnestock & Co., Inc. (a
                                           resignation or       registered broker-dealer).
                                           removal.
                                         - 1991 to present
------------------------------------------------------------------------------------------------------------------------------------
 J. Richard Carnall** - 64    Director   - Until successor is   Director of PFPC Inc. from          13              None
 86 New Freedom Road                       elected and          January 1987 to April 2002,
 Medford, NJ 08055                         qualified or until   Chairman and Chief Executive
                                           his death,           Officer of PFPC Inc. until
                                           resignation or       April 2002, Executive Vice
                                           removal.             President of PNC Bank,
                                         - August 2002 to       National Association from
                                           present              October 1981 to April 2002,
                                                                Director of PFPC International
                                                                Ltd. (financial services) from
                                                                August 1993 to April 2002,
                                                                Director of PFPC International
                                                                (Cayman) Ltd. (financial
                                                                services) from September 1996
                                                                to April 2002, and Director of
                                                                International Dollar Reserve
                                                                Fund, Ltd. (Cayman mutual fund
                                                                company) from September 1993
                                                                to April 2002; Governor of the
                                                                Investment Company Institute
                                                                (investment company industry
                                                                trade organization) from July
                                                                1996 to January 2002; Director
                                                                of PNC Asset Management, Inc.
                                                                (investment advisory) from
                                                                September 1994 to March 1998;
                                                                Director of PNC National Bank
                                                                from October 1995 to November
                                                                1997; Director of Haydon
                                                                Bolts, Inc. (bolt manufacturer)
                                                                and Parkway Real Estate Company
                                                                (subsidiary of Haydon Bolts, Inc.)
                                                                since May 1984. Mr. Carnall
                                                                provides consulting services from
                                                                time to time to PFPC Inc.
------------------------------------------------------------------------------------------------------------------------------------

** Mr. Carnall is considered an "interested Director" of the Company because he owns shares of The PNC Financial Services Group,
   Inc. The investment adviser to the Company's Money Market Portfolio, BlackRock Institutional Management Corporation, and the
   Company's principal underwriter, PFPC Distributors, Inc., are indirect subsidiaries of the PNC Financial Services Group, Inc. Mr.
   Carnall also owns shares of PFPC Inc., the Company's administrator. Mr. Sablowsky is considered an "interested Director" of the
   Company by virtue of his position as an officer of a registered broker-dealer.

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                              n/i numeric investors
                                 family of funds

                              EMERGING GROWTH FUND
                         (FORMERLY THE "MICRO CAP FUND")
                                   GROWTH FUND
                                  MID CAP FUND
                              SMALL CAP VALUE FUND
                           FUND MANAGEMENT (UNAUDITED)

                                                                                               NUMBER OF
                                                                        PRINCIPAL              PORTFOLIOS
                             POSITION(S)     TERM OF OFFICE            OCCUPATION(S)         FUND COMPLEX           OTHER
       NAME, ADDRESS,           HELD          AND LENGTH OF            DURING PAST            OVERSEEN BY      DIRECTORSHIPS
           AND AGE            WITH FUND        TIME SERVED               5 YEARS               DIRECTOR        HELD BY DIRECTOR
------------------------------------------------------------------------------------------------------------------------------------
                                                  OFFICER(S) WHO ARE NOT DIRECTORS
------------------------------------------------------------------------------------------------------------------------------------
Edward J. Roach - 78         President     -Until successor is  Certified Public Accountant;     N/A                N/A
400 Bellevue Parkway         and            elected by the      Vice Chairman of the Board,
4th Floor                    Treasurer      Board.              Fox Chase Cancer Center;
Wilmington, DE 19809                       -1991 and 1988       Trustee Emeritus, Pennsylvania
                                            respectively        School for the Deaf; Trustee
                                                                Emeritus, Immaculata
                                                                University; President or Vice
                                                                President and Treasurer of
                                                                various investment companies
                                                                advised by subsidiaries of PNC
                                                                Bank Corp. from 1981 to 1997;
                                                                Managing General Partner and
                                                                President of Chestnut Street
                                                                Exchange Fund; Director of the
                                                                Bradford Funds, Inc. from 1996
                                                                to 2000.
------------------------------------------------------------------------------------------------------------------------------------
 Timothy K. Biedrzycki - 54   Secretary  - Until successor is   Director and Vice President,     N/A                N/A
 400 Bellevue Parkway         and          elected by the       Fund Accounting and
 4th Floor                    Assistant    board.               Administration of PFPC Inc.
 Wilmington, DE 19809         Treasurer  - 2000 and 1998        since 1998; Director and Vice
                                           respectively         President, Fund Accounting and
                                                                Administration of Federated
                                                                Services Company (financial
                                                                services) from 1994 to 1997.
------------------------------------------------------------------------------------------------------------------------------------

                                        [LOGO OMITTED]
                                     n/i numeric investors
                                        family of funds

                                      One Memorial Drive
                                      Cambridge, MA 02142

                                   1-800-numeric [686-3742]
                                    http://www.numeric.com





                                    INVESTMENT ADVISER
                                         Numeric Investors L.P.(R)
                                         One Memorial Drive
                                         Cambridge, MA 02142

                                    CO-ADMINISTRATORS
                                         Bear Stearns Funds Management Inc.
                                         383 Madison Avenue
                                         New York, NY 10179

                                         PFPC Inc.
                                         Bellevue Corporate Center
                                         400 Bellevue Parkway
                                         Wilmington, DE 19809

                                    DISTRIBUTOR
                                         PFPC Distributors,Inc.
                                         760 Moore Road
                                         Valley Forge, PA 19406

                                    CUSTODIAN
                                         Custodial Trust Company
                                         101 Carnegie Center
                                         Princeton, NJ 08540

                                    TRANSFER AGENT
                                         PFPC Inc.
                                         Bellevue Corporate Center
                                         400 Bellevue Parkway
                                         Wilmington, DE 19809

                                    INDEPENDENT ACCOUNTANTS
                                         PricewaterhouseCoopers LLP
                                         Two Commerce Square
                                         Philadelphia, PA 19103

                                    COUNSEL
                                         Drinker Biddle & Reath LLP
                                         One Logan Square
                                         18th and Cherry Streets
                                         Philadelphia, PA 19103


This report is submitted for the general information of the shareholders of each Fund.It is not authorized for the distribution to prospective investors in each Fund unless it is preceded or accompanied by a current prospectus which includes details regarding each Fund's objectives, policies and other information. Total investment return is based on historical results and is not intended to indicate future performance. The total investment return and principal value of an investment in each Fund will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than original cost.

    [LOGO OMITTED]
  n/i numeric investors
     family of funds

    One Memorial Drive
   Cambridge, MA 02142

 1-800-numeric [686-3742]
  http://www.numeric.com